Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 10, 2012	Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	CVS CAREMARK CORP
Entity Central Index Key	0000064803
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 50,513,379,248
Entity Common Stock, Shares Outstanding		1,302,378,570
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues	$ 107,100	$ 95,778	$ 98,215
Cost of revenues	86,539	75,559	77,857
Gross profit	20,561	20,219	20,358
Operating expenses	14,231	14,082	13,933
Operating profit	6,330	6,137	6,425
Interest expense, net	584	536	525
Income before income tax provision	5,746	5,601	5,900
Income tax provision	2,258	2,179	2,200
Income from continuing operations	3,488	3,422	3,700
Income (loss) from discontinued operations, net of tax	(31)	2	(4)
Net income	3,457	3,424	3,696
Net loss attributable to noncontrolling interest	4	3
Net income attributable to CVS Caremark	$ 3,461	$ 3,427	$ 3,696
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 2.61	$ 2.51	$ 2.58
Loss from discontinued operations attributable to CVS Caremark (in dollars per share)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 2.59	$ 2.51	$ 2.58
Weighted average common shares outstanding (in shares)	1,338	1,367	1,434
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 2.59	$ 2.49	$ 2.55
Loss from discontinued operations attributable to CVS Caremark (in dollars per share)	$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 2.57	$ 2.49	$ 2.55
Weighted average common shares outstanding (in shares)	1,347	1,377	1,450
Dividends declared per common share (in dollars per share)	$ 0.5	$ 0.35	$ 0.305

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Cash and cash equivalents	$ 1,413	$ 1,427
Short-term investments	5	4
Accounts receivable, net	6,047	4,925
Inventories	10,046	10,695
Deferred income taxes	503	511
Other current assets	580	144
Total current assets	18,594	17,706
Property and equipment, net	8,467	8,322
Goodwill	26,458	25,669
Intangible assets, net	9,869	9,784
Other assets	1,155	688
Total assets	64,543	62,169
Liabilities:
Accounts payable	4,370	4,026
Claims and discounts payable	3,487	2,569
Accrued expenses	3,293	3,070
Short-term debt	750	300
Current portion of long-term debt	56	1,105
Total current liabilities	11,956	11,070
Long-term debt	9,208	8,652
Deferred income taxes	3,853	3,655
Other long-term liabilities	1,445	1,058
Commitments and contingencies (Note 13)
Redeemable noncontrolling interest	30	34
Shareholders' equity:
Preferred stock, par value $0.01: 0.1 shares authorized; none issued or outstanding
Common stock, par value $0.01: 3,200 shares authorized; 1,640 shares issued and 1,298 shares outstanding at December 31, 2011 and 1,624 shares issued and 1,363 shares outstanding at December 31, 2010	16	16
Treasury stock, at cost: 340 shares at December 31, 2011 and 259 shares at December 31, 2010	(11,953)	(9,030)
Shares held in trust: 2 shares at December 31, 2011 and 2010	(56)	(56)
Capital surplus	28,126	27,610
Retained earnings	22,090	19,303
Accumulated other comprehensive loss	(172)	(143)
Total shareholders' equity	38,051	37,700
Total liabilities and shareholders' equity	$ 64,543	$ 62,169

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	0.1	0.1
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	3,200	3,200
Common stock, shares issued	1,640	1,624
Common stock, shares outstanding	1,298	1,363
Treasury stock, shares	340	259
Shares held in trust, shares	2	2

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Cash receipts from customers	$ 97,688	$ 94,503	$ 93,568
Cash paid for inventory and prescriptions dispensed by retail network pharmacies	(75,148)	(73,143)	(73,536)
Cash paid to other suppliers and employees	(13,635)	(13,778)	(13,121)
Interest received	4	4	5
Interest paid	(647)	(583)	(542)
Income taxes paid	(2,406)	(2,224)	(2,339)
Net cash provided by operating activities	5,856	4,779	4,035
Cash flows from investing activities:
Purchases of property and equipment	(1,872)	(2,005)	(2,548)
Proceeds from sale-leaseback transactions	592	507	1,562
Proceeds from sale of property and equipment	4	34	23
Acquisitions (net of cash acquired) and other investments	(1,441)	(177)	(101)
Purchase of available-for-sale investments	(3)		(5)
Sale or maturity of available-for-sale investments	60	1
Proceeds from sale of subsidiary	250
Net cash used in investing activities	(2,410)	(1,640)	(1,069)
Cash flows from financing activities:
Increase (decrease) in short-term debt	450	(15)	(2,729)
Proceeds from issuance of long-term debt	1,463	991	2,800
Repayments of long-term debt	(2,122)	(2,103)	(653)
Dividends paid	(674)	(479)	(439)
Derivative settlements	(19)	(5)	(3)
Proceeds from exercise of stock options	431	285	250
Excess tax benefits from stock-based compensation	21	28	19
Repurchase of common stock	(3,001)	(1,500)	(2,477)
Other	(9)
Net cash used in financing activities	(3,460)	(2,798)	(3,232)
Net increase (decrease) in cash and cash equivalents	(14)	341	(266)
Cash and cash equivalents at the beginning of the year	1,427	1,086	1,352
Cash and cash equivalents at the end of the year	1,413	1,427	1,086
Reconciliation of net income to net cash provided by operating activities:
Net income	3,457	3,424	3,696
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,568	1,469	1,389
Stock-based compensation	135	150	165
Gain on sale of subsidiary	(53)
Deferred income taxes and other noncash items	144	30	48
Change in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable, net	(748)	532	(86)
Inventories	607	(352)	(1,199)
Other current assets	(420)	(4)	48
Other assets	(49)	(210)	(2)
Accounts payable	1,128	(40)	4
Accrued expenses	85	(176)	(66)
Other long-term liabilities	2	(44)	38
Net cash provided by operating activities	$ 5,856	$ 4,779	$ 4,035

Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Preference stock:	Common stock:	Treasury stock:	Shares held in trust:	Capital surplus:	Retained earnings:	Accumulated other comprehensive loss:	Comprehensive income:
Balance at Dec. 31, 2008		$ 191	$ 16	$ (5,812)	$ (56)	$ 27,280	$ 13,098	$ (143)
Balance (in shares) at Dec. 31, 2008		4,000,000	1,603,000,000	(165,000,000)	(2,000,000)
Increase (Decrease) in Stockholders' Equity
Conversion to common stock		(191)
Conversion to common stock (in shares)		(4,000,000)
Stock options exercised and issuance of stock awards (in shares)			9,000,000
Purchase of treasury shares				(2,477)
Purchase of treasury shares (in shares)				(73,000,000)
Conversion of preference stock				583		(392)
Conversion of preference stock (in shares)				17,000,000
Employee stock purchase plan issuances				96
Employee stock purchase plan issuances (in shares)				2,000,000
Stock options activity and stock awards						291
Net income attributable to CVS Caremark	3,696						3,696
Tax benefit on stock options and stock awards						19
Common stock dividends							(439)
Net income	3,696								3,696
Net cash flow hedges, net of income tax								1	1
Pension liability adjustment, net of income tax								7	7
Comprehensive income									3,704
Comprehensive income attributable to CVS Caremark									3,704
Balance at Dec. 31, 2009	35,768		16	(7,610)	(56)	27,198	16,355	(135)
Balance (in shares) at Dec. 31, 2009			1,612,000,000	(219,000,000)	(2,000,000)
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards (in shares)			12,000,000
Purchase of treasury shares				(1,500)
Purchase of treasury shares (in shares)				(42,000,000)
Employee stock purchase plan issuances				80
Employee stock purchase plan issuances (in shares)				2,000,000
Stock options activity and stock awards						384
Net income attributable to CVS Caremark	3,427						3,427
Tax benefit on stock options and stock awards						28
Common stock dividends							(479)
Net income	3,424								3,424
Net cash flow hedges, net of income tax								(1)	(1)
Pension liability adjustment, net of income tax								(7)	(7)
Comprehensive income									3,416
Comprehensive loss attributable to noncontrolling interest									3
Comprehensive income attributable to CVS Caremark									3,419
Balance at Dec. 31, 2010	37,700		16	(9,030)	(56)	27,610	19,303	(143)
Balance (in shares) at Dec. 31, 2010			1,624,000,000	(259,000,000)	(2,000,000)
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards (in shares)			16,000,000
Purchase of treasury shares				(3,001)
Purchase of treasury shares (in shares)				(84,000,000)
Employee stock purchase plan issuances				78
Employee stock purchase plan issuances (in shares)				3,000,000
Stock options activity and stock awards						495
Net income attributable to CVS Caremark	3,461						3,461
Tax benefit on stock options and stock awards						21
Common stock dividends							(674)
Net income	3,457								3,457
Net cash flow hedges, net of income tax								(9)	(9)
Pension liability adjustment, net of income tax								(20)	(20)
Comprehensive income									3,428
Comprehensive loss attributable to noncontrolling interest									4
Comprehensive income attributable to CVS Caremark									3,432
Balance at Dec. 31, 2011	$ 38,051		$ 16	$ (11,953)	$ (56)	$ 28,126	$ 22,090	$ (172)
Balance (in shares) at Dec. 31, 2011			1,640,000,000	(340,000,000)	(2,000,000)

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Significant Accounting Policies

1                          Significant Accounting Policies

Description of business - CVS Caremark Corporation and its subsidiaries (the “Company”) is the largest pharmacy health care provider in the United States based upon revenues and prescriptions filled. The Company currently has three reportable business segments, Pharmacy Services, Retail Pharmacy and Corporate, which are described below.

Pharmacy Services Segment (the “PSS”) - The PSS provides a full range of pharmacy benefit management services including mail order pharmacy services, specialty pharmacy services, plan design and administration, formulary management and claims processing. The Company’s clients are primarily employers, insurance companies, unions, government employee groups, managed care organizations and other sponsors of health benefit plans and individuals throughout the United States.

As a pharmacy benefits manager, the PSS manages the dispensing of pharmaceuticals through the Company’s mail order pharmacies and national network of approximately 65,000 retail pharmacies to eligible members in the benefits plans maintained by the Company’s clients and utilizes its information systems to perform, among other things, safety checks, drug interaction screenings and brand to generic substitutions.

The PSS’ specialty pharmacies support individuals that require complex and expensive drug therapies. The specialty pharmacy business includes mail order and retail specialty pharmacies that operate under the CVS Caremark® and CarePlus CVS/pharmacy® names.

The PSS also provides health management programs, which include integrated disease management for 28 conditions, through our strategic alliance with Alere, L.L.C. and the Company’s Accordant® health management offering.

In addition, through the Company’s SilverScript Insurance Company (“SilverScript”), Accendo Insurance Company (“Accendo”) and Pennsylvania Life Insurance Company (“Pennsylvania Life”) subsidiaries, the PSS is a national provider of drug benefits to eligible beneficiaries under the Federal Government’s Medicare Part D program.

The PSS generates net revenues primarily by contracting with clients to provide prescription drugs to plan members. Prescription drugs are dispensed by the mail order pharmacies, specialty pharmacies and national network of retail pharmacies. Net revenues are also generated by providing additional services to clients, including administrative services such as claims processing and formulary management, as well as health care related services such as disease management.

The pharmacy services business operates under the CVS Caremark® Pharmacy Services, Caremark®, CVS Caremark®, CarePlus CVS/pharmacy®, CarePlusTM, RxAmerica® and Accordant® names. As of December 31, 2011, the PSS operated 31 retail specialty pharmacy stores, 12 specialty mail order pharmacies and four mail service pharmacies located in 22 states, Puerto Rico and the District of Columbia.

Retail Pharmacy Segment (the “RPS”) - The RPS sells prescription drugs and a wide assortment of general merchandise, including over-the-counter drugs, beauty products and cosmetics, photo finishing, seasonal merchandise, greeting cards and convenience foods, through the Company’s CVS/pharmacy® and Longs Drugs® retail stores and online through CVS.com®.

The RPS also provides health care services through its MinuteClinic® health care clinics. MinuteClinics are staffed by nurse practitioners and physician assistants who utilize nationally recognized protocols to diagnose and treat minor health conditions, perform health screenings, monitor chronic conditions and deliver vaccinations.

As of December 31, 2011, the retail pharmacy business included 7,327 retail drugstores (of which 7,271 operated a pharmacy) located in 41 states the District of Columbia and Puerto Rico operating primarily under the CVS/pharmacy® name, the online retail website, CVS.com and 657 retail health care clinics operating under the MinuteClinic® name (of which 648 were located in CVS/pharmacy stores).

Corporate Segment - The Corporate segment provides management and administrative services to support the Company. The Corporate segment consists of certain aspects of the Company’s executive management, corporate relations, legal, compliance, human resources, corporate information technology and finance departments.

Principles of Consolidation - The consolidated financial statements include the accounts of the Company and its majority owned subsidiaries. All intercompany balances and transactions have been eliminated.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Hierarchy - The Company utilizes the three-level valuation hierarchy for the recognition and disclosure of fair value measurements. The categorization of assets and liabilities within this hierarchy is based upon the lowest level of input that is significant to the measurement of fair value. The three levels of the hierarchy consist of the following:

·          Level 1 - Inputs to the valuation methodology are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

·          Level 2 - Inputs to the valuation methodology are quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active or inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the instrument.

·          Level 3 - Inputs to the valuation methodology are unobservable inputs based upon management’s best estimate of inputs market participants could use in pricing the asset or liability at the measurement date, including assumptions about risk.

Cash and cash equivalents - Cash and cash equivalents consist of cash and temporary investments with maturities of three months or less when purchased. The Company invests in short-term money market funds, commercial paper, time deposits, as well as other debt securities that are classified as cash equivalents within the accompanying consolidated balance sheets, as these funds are highly liquid and readily convertible to known amounts of cash. These investments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.

Short-term investments - The Company’s short-term investments consist of certificate of deposits with initial maturities of greater than three months when purchased. These investments, which were classified as available-for-sale within Level 1 of the fair value hierarchy, were carried at historical cost, which approximated fair value at December 31, 2011 and 2010.

Fair value of financial instruments - As of December 31, 2011, the Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and short-term debt. Due to the short-term nature of these instruments, the Company’s carrying value approximates fair value. The carrying amount and estimated fair value of total long-term debt was $9.3 billion and $10.8 billion, respectively, as of December 31, 2011. The fair value of long-term debt was estimated based on rates currently offered to the Company for debt with similar terms and maturities. The Company had outstanding letters of credit, which guaranteed foreign trade purchases, with a fair value of $6 million as of December 31, 2011 and 2010. There were no outstanding derivative financial instruments as of December 31, 2011 and 2010.

Accounts receivable - Accounts receivable are stated net of an allowance for doubtful accounts. The accounts receivable balance primarily includes trade amounts due from third party providers (e.g., pharmacy benefit managers, insurance companies and governmental agencies), clients and members, as well as vendors and manufacturers.

The activity in the allowance for doubtful trade accounts receivable is as follows:

	Year Ended December 31,
In millions	2011	2010	2009
Beginning balance	$182	$224	$189
Additions charged to bad debt expense	129	73	135
Write-offs charged to allowance	(122)	(115)	(100)

Ending balance	$189	$182	$224

Inventories - Inventories are stated at the lower of cost or market on a first-in, first-out basis using the retail inventory method in the retail pharmacy stores, the weighted average cost method in the mail service and specialty pharmacies, and the cost method on a first-in, first-out basis in the distribution centers. Physical inventory counts are taken on a regular basis in each store and a continuous cycle count process is the primary procedure used to validate the inventory balances on hand in each distribution center and mail facility to ensure that the amounts reflected in the accompanying consolidated financial statements are properly stated. During the interim period between physical inventory counts, the Company accrues for anticipated physical inventory losses on a location-by-location basis based on historical results and current trends.

Property and equipment - Property, equipment and improvements to leased premises are depreciated using the straight-line method over the estimated useful lives of the assets, or when applicable, the term of the lease, whichever is shorter. Estimated useful lives generally range from 10 to 40 years for buildings, building improvements and leasehold improvements and 3 to 10 years for fixtures, equipment and internally developed software. Repair and maintenance costs are charged directly to expense as incurred. Major renewals or replacements that substantially extend the useful life of an asset are capitalized and depreciated. Application development stage costs for significant internally developed software projects are capitalized and depreciated.

The following are the components of property and equipment at December 31:

In millions	2011	2010
Land	$1,295	$1,247
Building and improvements	2,404	2,265
Fixtures and equipment	7,582	7,148
Leasehold improvements	3,021	2,866
Software	1,098	757

	15,400	14,283
Accumulated depreciation and amortization	(6,933)	(5,961)

	$8,467	$8,322

The gross amount of property and equipment under capital leases was $211 million and $191 million as of December 31, 2011 and 2010, respectively.

Goodwill - Goodwill and other indefinite-lived assets are not amortized, but are subject to impairment reviews annually, or more frequently if necessary. See Note 4 for additional information on goodwill.

Intangible assets - Purchased customer contracts and relationships are amortized on a straight-line basis over their estimated useful lives between 10 and 20 years. Purchased customer lists are amortized on a straight-line basis over their estimated useful lives of up to 10 years. Purchased leases are amortized on a straight-line basis over the remaining life of the lease. See Note 4 for additional information about intangible assets.

Impairment of long-lived assets - The Company groups and evaluates fixed and finite-lived intangible assets, excluding goodwill, for impairment at the lowest level at which individual cash flows can be identified. When evaluating assets for potential impairment, the Company first compares the carrying amount of the asset group to the estimated future cash flows associated with the asset group (undiscounted and without interest charges). If the estimated future cash flows used in this analysis are less than the carrying amount of the asset group, an impairment loss calculation is prepared. The impairment loss calculation compares the carrying amount of the asset group to the asset group’s estimated future cash flows (discounted and with interest charges). If required, an impairment loss is recorded for the portion of the asset group’s carrying value that exceeds the asset group’s estimated future cash flows (discounted and with interest charges).

Redeemable noncontrolling interest - The Company has an approximately 60% ownership interest in Generation Health, Inc. (“Generation Health”) and consolidates Generation Health in its consolidated financial statements. The noncontrolling shareholders of Generation Health hold put rights for the remaining interest in Generation Health that if exercised would require the Company to purchase the remaining interest in Generation Health in 2015 for a minimum of $27 million and a maximum of $159 million, depending on certain financial metrics of Generation Health in 2014. Since the noncontrolling shareholders of Generation Health have a redemption feature as a result of the put rights, the Company has classified the redeemable noncontrolling interest in Generation Health in the mezzanine section of the consolidated balance sheet outside of shareholders’ equity. The Company initially recorded the redeemable noncontrolling interest at a fair value of $37 million on the date of acquisition which was determined using inputs classified as Level 3 in the fair value hierarchy. At the end of each reporting period, if the estimated accreted redemption value exceeds the carrying value of the noncontrolling interest, the difference is recorded as a reduction of retained earnings. Any such reductions in retained earnings would also reduce income attributable to CVS Caremark in the Company’s earnings per share calculations.

The following is a reconciliation of the changes in the redeemable noncontrolling interest:

In millions	2011	2010	2009
Beginning balance	$34	$37	$—
Acquisition of Generation Health	—	—	37
Net loss attributable to noncontrolling interest	(4)	(3)	—

Ending balance	$30	$34	$37

Revenue Recognition

Pharmacy Services Segment - The PSS sells prescription drugs directly through its mail service pharmacies and indirectly through its retail pharmacy network. The PSS recognizes revenues from prescription drugs sold by its mail service pharmacies and under retail pharmacy network contracts where the PSS is the principal using the gross method at the contract prices negotiated with its clients. Net revenue from the PSS includes: (i) the portion of the price the client pays directly to the PSS, net of any volume-related or other discounts paid back to the client (see “Drug Discounts” later in this document), (ii) the price paid to the PSS (“Mail Co-Payments”) or a third party pharmacy in the PSS’ retail pharmacy network (“Retail Co-Payments”) by individuals included in its clients’ benefit plans, and (iii) administrative fees for retail pharmacy network contracts where the PSS is not the principal as discussed below.

The PSS recognizes revenue when: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured. The Company has established the following revenue recognition policies for the PSS:

·          Revenues generated from prescription drugs sold by mail service pharmacies are recognized when the prescription is shipped. At the time of shipment, the Company has performed substantially all of its obligations under its client contracts and does not experience a significant level of reshipments.

·          Revenues generated from prescription drugs sold by third party pharmacies in the PSS’ retail pharmacy network and associated administrative fees are recognized at the PSS’ point-of-sale, which is when the claim is adjudicated by the PSS’ online claims processing system.

The PSS determines whether it is the principal or agent for its retail pharmacy network transactions on a contract by contract basis. In the majority of its contracts, the PSS has determined it is the principal due to it: (i) being the primary obligor in the arrangement, (ii) having latitude in establishing the price, changing the product or performing part of the service, (iii) having discretion in supplier selection, (iv) having involvement in the determination of product or service specifications, and (v) having credit risk. The PSS’ obligations under its client contracts for which revenues are reported using the gross method are separate and distinct from its obligations to the third party pharmacies included in its retail pharmacy network contracts. Pursuant to these contracts, the PSS is contractually required to pay the third party pharmacies in its retail pharmacy network for products sold, regardless of whether the PSS is paid by its clients. The PSS’ responsibilities under its client contracts typically include validating eligibility and coverage levels, communicating the prescription price and the co-payments due to the third party retail pharmacy, identifying possible adverse drug interactions for the pharmacist to address with the physician prior to dispensing, suggesting clinically appropriate generic alternatives where appropriate and approving the prescription for dispensing. Although the PSS does not have credit risk with respect to Retail Co-Payments, management believes that all of the other indicators of gross revenue reporting are present. For contracts under which the PSS acts as an agent, the PSS records revenues using the net method.

Drug Discounts - The PSS deducts from its revenues any rebates, inclusive of discounts and fees, earned by its clients. The PSS pays rebates to its clients in accordance with the terms of its client contracts, which are normally based on fixed rebates per prescription for specific products dispensed or a percentage of manufacturer discounts received for specific products dispensed. The liability for rebates due to the PSS’ clients is included in “Claims and discounts payable” in the accompanying consolidated balance sheets.

Medicare Part D - The PSS participates in the Federal Government’s Medicare Part D program as a Prescription Drug Plan (“PDP”). The PSS’ net revenues include insurance premiums earned by the PDP, which are determined based on the PDP’s annual bid and related contractual arrangements with the Centers for Medicare and Medicaid Services (“CMS”). The insurance premiums include a beneficiary premium, which is the responsibility of the PDP member, but is subsidized by CMS in the case of low-income members, and a direct premium paid by CMS. Premiums collected in advance are initially deferred in accrued expenses and are then recognized in net revenues over the period in which members are entitled to receive benefits.

In addition to these premiums, the PSS’ net revenues include co-payments, coverage gap benefits, deductibles and co-insurance (collectively, the “Member Co-Payments”) related to PDP members’ actual prescription claims. In certain cases, CMS subsidizes a portion of these Member Co-Payments and pays the PSS an estimated prospective Member Co-Payment subsidy amount each month. The prospective Member Co-Payment subsidy amounts received from CMS are also included in the PSS’ net revenues. The Company assumes no risk for these amounts, which represented 3.1%, 2.6% and 3.5% of consolidated net revenues in 2011, 2010 and 2009, respectively. If the prospective Member Co-Payment subsidies received differ from the amounts based on actual prescription claims, the difference is recorded in either accounts receivable or accrued expenses.

The PSS accounts for CMS obligations and Member Co-Payments (including the amounts subsidized by CMS) using the gross method consistent with its revenue recognition policies for Mail Co-Payments and Retail Co-Payments (discussed previously in this document). See Note 8 for additional information about Medicare Part D.

Retail Pharmacy Segment - The RPS recognizes revenue from the sale of merchandise (other than prescription drugs) at the time the merchandise is purchased by the retail customer. Revenue from the sale of prescription drugs is recognized at the time the prescription is filled, which is or approximates when the retail customer picks up the prescription. Customer returns are not material. Revenue generated from the performance of services in the RPS’ health care clinics is recognized at the time the services are performed. See Note 14 for additional information about the revenues of the Company’s business segments.

Cost of revenues

Pharmacy Services Segment - The PSS’ cost of revenues includes: (i) the cost of prescription drugs sold during the reporting period directly through its mail service pharmacies and indirectly through its retail pharmacy network, (ii) shipping and handling costs, and (iii) the operating costs of its mail service pharmacies and client service operations and related information technology support costs including depreciation and amortization. The cost of prescription drugs sold component of cost of revenues includes: (i) the cost of the prescription drugs purchased from manufacturers or distributors and shipped to members in clients’ benefit plans from the PSS’ mail service pharmacies, net of any volume-related or other discounts (see “Drug Discounts” previously in this document) and (ii) the cost of prescription drugs sold (including Retail Co-Payments) through the PSS’ retail pharmacy network under contracts where it is the principal, net of any volume-related or other discounts.

Retail Pharmacy Segment - The RPS’ cost of revenues includes: the cost of merchandise sold during the reporting period and the related purchasing costs, warehousing and delivery costs (including depreciation and amortization) and actual and estimated inventory losses. See Note 14 for additional information about the cost of revenues of the Company’s business segments.

Vendor allowances and purchase discounts

The Company accounts for vendor allowances and purchase discounts as follows:

Pharmacy Services Segment - The PSS receives purchase discounts on products purchased. The PSS’ contractual arrangements with vendors, including manufacturers, wholesalers and retail pharmacies, normally provide for the PSS to receive purchase discounts from established list prices in one, or a combination of, the following forms: (i) a direct discount at the time of purchase, (ii) a discount for the prompt payment of invoices, or (iii) when products are purchased indirectly from a manufacturer (e.g., through a wholesaler or retail pharmacy), a discount (or rebate) paid subsequent to dispensing. These rebates are recognized when prescriptions are dispensed and are generally calculated and billed to manufacturers within 30 days of the end of each completed quarter. Historically, the effect of adjustments resulting from the reconciliation of rebates recognized to the amounts billed and collected has not been material to the PSS’ results of operations. The PSS accounts for the effect of any such differences as a change in accounting estimate in the period the reconciliation is completed. The PSS also receives additional discounts under its wholesaler contract if it exceeds contractually defined annual purchase volumes. In addition, the PSS receives fees from pharmaceutical manufacturers for administrative services. Purchase discounts and administrative service fees are recorded as a reduction of “Cost of revenues”.

Retail Pharmacy Segment - Vendor allowances received by the RPS reduce the carrying cost of inventory and are recognized in cost of revenues when the related inventory is sold, unless they are specifically identified as a reimbursement of incremental costs for promotional programs and/or other services provided. Amounts that are directly linked to advertising commitments are recognized as a reduction of advertising expense (included in operating expenses) when the related advertising commitment is satisfied. Any such allowances received in excess of the actual cost incurred also reduce the carrying cost of inventory. The total value of any upfront payments received from vendors that are linked to purchase commitments is initially deferred. The deferred amounts are then amortized to reduce cost of revenues over the life of the contract based upon purchase volume. The total value of any upfront payments received from vendors that are not linked to purchase commitments is also initially deferred. The deferred amounts are then amortized to reduce cost of revenues on a straight-line basis over the life of the related contract. The total amortization of these upfront payments was not material to the accompanying consolidated financial statements.

Insurance - The Company is self-insured for certain losses related to general liability, workers’ compensation and auto liability. The Company obtains third party insurance coverage to limit exposure from these claims. The Company is also self-insured for certain losses related to health and medical liabilities. The Company’s self-insurance accruals, which include reported claims and claims incurred but not reported, are calculated using standard insurance industry actuarial assumptions and the Company’s historical claims experience.

Facility opening and closing costs - New facility opening costs, other than capital expenditures, are charged directly to expense when incurred. When the Company closes a facility, the present value of estimated unrecoverable costs, including the remaining lease obligation less estimated sublease income and the book value of abandoned property and equipment, are charged to expense. The long-term portion of the lease obligations associated with facility closings was $327 million and $368 million in 2011 and 2010, respectively.

Advertising costs - Advertising costs are expensed when the related advertising takes place. Advertising costs, net of vendor funding (included in operating expenses), were $211 million, $234 million and $317 million in 2011, 2010 and 2009, respectively.

Interest expense, net - Interest expense, net of capitalized interest, was $588 million, $539 million and $530 million, and interest income was $4 million, $3 million and $5 million in 2011, 2010 and 2009, respectively. Capitalized interest totaled $37 million, $47 million and $39 million in 2011, 2010 and 2009, respectively.

Shares held in trust - The Company maintains grantor trusts, which held approximately 2 million shares of its common stock at December 31, 2011 and 2010. These shares are designated for use under various employee compensation plans. Since the Company holds these shares, they are excluded from the computation of basic and diluted shares outstanding.

Accumulated other comprehensive loss - Accumulated other comprehensive loss consists of changes in the net actuarial gains and losses associated with pension and other postretirement benefit plans, and unrealized losses on derivatives. The amount included in accumulated other comprehensive loss related to the Company’s pension and postretirement plans was $250 million pre-tax ($152 million after-tax) as of December 31, 2011 and $217 million pre-tax ($132 million after-tax) as of December 31, 2010. The net impact on cash flow hedges totaled $32 million pre-tax ($20 million after-tax) and $18 million pre-tax ($11 million after-tax) as of December 31, 2011 and 2010, respectively.

Stock-based compensation - Stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized as expense over the applicable requisite service period of the stock award (generally 3 to 5 years) using the straight-line method. Stock-based compensation costs are included in selling, general and administrative expenses.

Income taxes - The Company provides for federal and state income taxes currently payable, as well as for those deferred because of timing differences between reported income and expenses for financial statement purposes versus tax purposes. Federal and state tax credits are recorded as a reduction of income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recoverable or settled. The effect of a change in tax rates is recognized as income or expense in the period of the change.

Earnings per common share - Basic earnings per common share is computed by dividing: (i) net earnings by (ii) the weighted average number of common shares outstanding during the year (the “Basic Shares”).

Diluted earnings per common share is computed by dividing: (i) net earnings by (ii) Basic Shares plus the additional shares that would be issued assuming that all dilutive stock awards are exercised. Options to purchase 30.5 million, 34.3 million and 37.7 million shares of common stock were outstanding as of December 31, 2011, 2010 and 2009, respectively, but were not included in the calculation of diluted earnings per share because the options’ exercise prices were greater than the average market price of the common shares and, therefore, the effect would be antidilutive.

New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-06, Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements, (“ASU 2010-06”). ASU 2010-06 expanded the required disclosures about fair value measurements by requiring (i) separate disclosure of the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements along with the reasons for such transfers, (ii) information about purchases, sales, issuances and settlements to be presented separately in the reconciliation for Level 3 fair value measurements, (iii) expanded fair value measurement disclosures for each class of assets and liabilities, and (iv) disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. ASU 2010-06 was effective for annual reporting periods beginning after December 15, 2009, except for (ii) above which is effective for fiscal years beginning after December 15, 2010. The adoption of ASU 2010-06 did not have a material impact on the Company’s financial statement disclosures.

In May 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 eliminates the current option to report other comprehensive income and its components in the statement of shareholders’ equity. Instead, an entity will have the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 also required entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive is presented. In December 2011, the FASB issued ASU 2011-12 Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which indefinitely defers the guidance related to the presentation of reclassification adjustments. ASU 2011-05 is effective for interim and annual periods beginning after December 15, 2011 and should be applied retrospectively. The Company is still evaluating which of the two alternatives it will apply in reporting comprehensive income. Neither alternative is expected to have a material impact on the Company’s consolidated results of operations and neither alternative will have an impact on the Company’s financial condition or cash flows.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment (“ASU 2011-08”). ASU 2011-08 allows entities to use a qualitative approach to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If after performing the qualitative assessment an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step goodwill impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step goodwill impairment test. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company does not expect the adoption of ASU 2011-08 will have a material impact on the Company’s consolidated results of operations, financial condition or cash flows.

In September 2011, the FASB issued ASU 2011-09, Disclosures about an Employer’s Participation in a Multiemployer Plan (“ASU 2011-09”). ASU 2011-09 requires additional quantitative and qualitative disclosures of entities who participate in multiemployer pension and other postretirement plans. ASU 2011-09 is effective for annual periods ending after December 15, 2011 and should be applied retrospectively. The adoption of ASU 2011-09 did not have a material impact on the Company’s financial statement disclosures.

Business Combination	12 Months Ended
Dec. 31, 2011
Business Combination
Business Combination

2                          Business Combination

On April 29, 2011, the Company acquired the Medicare prescription drug business of Universal American Corp. (the “UAM Medicare Part D Business”) for approximately $1.3 billion. The UAM Medicare Part D Business offers prescription drug plan benefits to Medicare beneficiaries throughout the United States through its Community CCRxSM prescription drug plan. The fair value of assets acquired and liabilities assumed were $2.4 billion and $1.1 billion, respectively, which included identifiable intangible assets of approximately $0.4 billion and goodwill of approximately $1.0 billion that were recorded in the PSS. The allocation of the purchase price is preliminary and is based on information that was available to management at the time the consolidated financial statements were prepared, accordingly, the allocation may change. The Company’s results of operations and cash flows include the UAM Medicare Part D Business beginning on April 29, 2011.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations
Discontinued Operations

3                          Discontinued Operations

On November 1, 2011, the Company sold its TheraCom, L.L.C. (“TheraCom”) subsidiary to AmerisourceBergen Corporation for $250 million, subject to a working capital adjustment. TheraCom is a provider of commercialization support services to the biotech and pharmaceutical industry. As of December 31, 2010, TheraCom had approximately $0.1 billion of current assets consisting primarily of accounts receivable and $0.1 billion of current liabilities consisting primarily of accounts payable. The sale of TheraCom resulted in the derecognition of approximately $0.2 billion of nondeductible goodwill. The TheraCom business had historically been part of the Company’s Pharmacy Services segment. The results of the TheraCom business are presented as discontinued operations and have been excluded from both continuing operations and segment results for all periods presented.

In connection with certain business dispositions completed between 1991 and 1997, the Company retained guarantees on store lease obligations for a number of former subsidiaries, including Linens ‘n Things which filed for bankruptcy in 2008. The Company’s income (loss) from discontinued operations includes lease-related costs which the Company believes it will likely be required to satisfy pursuant to its Linens ‘n Things lease guarantees.

Below is a summary of the results of discontinued operations:

	Year Ended December 31,
In millions	2011	2010	2009
Net revenues of TheraCom	$650	$635	$514

Income from operations of TheraCom	$18	$28	$13
Gain on disposal of TheraCom	53	—	—
Loss on disposal of Linens ‘n Things	(7)	(24)	(19)
Income tax benefit (provision)	(95)	(2)	2

Income (loss) from discontinued operations, net of tax	$(31)	$2	$(4)

Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangibles
Goodwill and Other Intangibles

4                          Goodwill and Other Intangibles

Goodwill and other indefinitely-lived assets are not amortized, but are subject to annual impairment reviews, or more frequent reviews if events or circumstances indicate impairment may exist.

When evaluating goodwill for potential impairment, the Company first compares the fair value of its two reporting units, the PSS and RPS, to their respective carrying amounts. The Company estimates the fair value of its reporting units using a combination of a future discounted cash flow valuation model and a comparable market transaction model. As the Company utilizes internal financial projections for the determination of future cash flows, the fair value methodology is considered to use inputs classified as Level 3 in the fair value hierarchy. If the estimated fair value of the reporting unit is less than its carrying amount, an impairment loss calculation is prepared. The impairment loss calculation compares the implied fair value of a reporting unit’s goodwill with the carrying amount of its goodwill. If the carrying amount of the goodwill exceeds the implied fair value, an impairment loss is recognized in an amount equal to the excess. During the third quarter of 2011, the Company performed its required annual goodwill impairment tests. The Company concluded there were no goodwill impairments as of the testing date. The carrying amount of goodwill was $26.5 billion and $25.7 billion as of December 31, 2011 and 2010, respectively (see Note 14 for a breakdown of Goodwill by segment). The $0.8 billion increase in goodwill in 2011 was primarily due to an increase of approximately $1.0 billion related to the acquisition of the UAM Medicare Part D Business, partially offset by the derecognition of approximately $0.2 billion of goodwill associated with the sale of TheraCom. These changes to goodwill affected the PSS.

Indefinitely-lived intangible assets are tested for impairment by comparing the estimated fair value of the asset to its carrying value. The Company estimates the fair value of its indefinitely-lived trademark using the relief from royalty method under the income approach. As this method of estimating fair value utilizes internal financial projections for determination of future cash flows, the fair value methodology is considered to use inputs classified as Level 3 in the fair value hierarchy. If the carrying value of the asset exceeds its estimated fair value, an impairment loss is recognized and the asset is written down to its estimated fair value. During the third quarter of 2011, the Company performed its annual impairment test of the indefinitely-lived trademark and concluded there was no impairment as of the testing date. The carrying amount of its indefinitely-lived trademark was $6.4 billion as of December 31, 2011 and 2010.

The Company amortizes intangible assets with finite lives over the estimated useful lives of the respective assets, which have a weighted average useful life of 13.3 years. The weighted average useful lives of the Company’s customer contracts and relationships and covenants not to compete are 12.8 years. The weighted average lives of the Company’s favorable leases and other intangible assets are 16.4 years. Amortization expense for intangible assets totaled $452 million, $427 million and $430 million in 2011, 2010 and 2009, respectively. The anticipated annual amortization expense for these intangible assets for the next five years is $456 million in 2012, $433 million in 2013, $400 million in 2014, $372 million in 2015 and $344 million in 2016.

The following table is a summary of the Company’s intangible assets as of December 31:

	2011			2010
In millions	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark (indefinitely-lived)	$6,398	$—	$6,398	$6,398	$—	$6,398
Customer contracts and relationships and covenants not to compete	5,427	(2,386)	3,041	4,903	(1,982)	2,921
Favorable leases and other	769	(339)	430	762	(297)	465

	$12,594	$(2,725)	$9,869	$12,063	$(2,279)	$9,784

Share Repurchase Programs	12 Months Ended
Dec. 31, 2011
Share Repurchase Programs
Share Repurchase Programs

5                          Share Repurchase Programs

On August 23, 2011, the Company’s Board of Directors authorized a share repurchase program for up to $4.0 billion of outstanding common stock (the “2011 Repurchase Program”). The share repurchase authorization under the 2011 Repurchase Program, which was effective immediately, permits the Company to effect repurchases from time to time through a combination of open market repurchases, privately negotiated transactions, accelerated share repurchase transactions, and/or other derivative transactions. The 2011 Repurchase Program may be modified or terminated by the Board of Directors at any time.

Pursuant to the authorization under the 2011 Repurchase Program, on August 24, 2011, the Company entered into a $1.0 billion fixed dollar accelerated share repurchase (“ASR”) agreement with Barclays Bank PLC (“Barclays”). The ASR agreement contained provisions that establish the minimum and maximum number of shares to be repurchased during its term. Pursuant to the ASR agreement, on August 25, 2011, the Company paid $1.0 billion to Barclays in exchange for Barclays delivering 20.3 million shares of common stock to the Company. On September 16, 2011, upon establishment of the minimum number of shares to be repurchased, Barclays delivered an additional 5.4 million shares of common stock to the Company. The Company received an additional 1.6 million shares of common stock on December 29, 2011, due to the fluctuation in market price of common stock over the term of the ASR agreement, which concluded on December 28, 2011. The total of 27.3 million shares of common stock delivered to the Company by Barclays over the term of the ASR agreement were placed into treasury stock. The Company accounted for the ASR agreement as two separate transactions: (i) as shares of common stock acquired in a treasury stock transaction and (ii) as a forward contract indexed to the Company’s own common stock. As such, the Company accounted for the shares that it received under the ASR agreement as a repurchase of its common stock for the purpose of calculating earnings per share. The Company has determined that the forward contract indexed to the Company’s common stock met all of the applicable criteria for equity classification.

On June 14, 2010, the Company’s Board of Directors authorized a share repurchase program for up to $2.0 billion of outstanding common stock (the “2010 Repurchase Program”). The share repurchase authorization under the 2010 Repurchase Program, which was effective immediately and expired at the end of 2011, permitted the Company to effect repurchases from time to time through a combination of open market repurchases, privately negotiated transactions, accelerated share repurchase transactions, and/or other derivative transactions. During the year ended December 31, 2011, the Company repurchased an aggregate of 56.4 million shares of common stock for approximately $2.0 billion, completing the 2010 Repurchase Program. The Company did not make any share repurchases under the 2010 Repurchase Program during the year ended December 31, 2010.

On November 4, 2009, the Company’s Board of Directors authorized a share repurchase program for up to $2.0 billion of its outstanding common stock (the “2009 Repurchase Program”). From November 4, 2009 through December 31, 2009, the Company repurchased 16.1 million shares of common stock for approximately $500 million under the 2009 Repurchase Program. During the year ended December 31, 2010, the Company repurchased 42.4 million shares of common stock for approximately $1.5 billion, completing the 2009 Repurchase Program.

On May 7, 2008, the Company’s Board of Directors authorized, effective May 21, 2008, a share repurchase program for up to $2.0 billion of its outstanding common stock (the “2008 Repurchase Program”). From May 21, 2008 through December 31, 2008, the Company repurchased approximately 0.6 million shares of common stock for $23 million under the 2008 Repurchase Program. During the year ended December 31, 2009, the Company repurchased approximately 57.0 million shares of common stock for approximately $2.0 billion, completing the 2008 Repurchase Program.

Borrowing and Credit Agreements	12 Months Ended
Dec. 31, 2011
Borrowing and Credit Agreements
Borrowing and Credit Agreements

6              Borrowing and Credit Agreements

The following table is a summary of the Company’s borrowings as of December 31:

In millions	2011	2010
Commercial paper	$750	$300
5.75% senior notes due 2011	—	800
Floating rate notes due 2011	—	300
4.875% senior notes due 2014	550	550
3.25% senior notes due 2015	550	550
6.125% senior notes due 2016	700	700
5.75% senior notes due 2017	1,750	1,750
6.6% senior notes due 2019	1,000	1,000
4.75% senior notes due 2020	450	450
4.125% senior notes due 2021	550	—
6.25% senior notes due 2027	1,000	1,000
Trust Preferred Securities due 2037	50	—
6.125% senior notes due 2039	1,500	1,500
5.75% senior notes due 2041	950	—
6.302% Enhanced Capital Advantage Preferred Securities due 2062	42	1,000
Mortgage notes payable	4	6
Capital lease obligations	168	151
	10,014	10,057

Less:
Short-term debt (commercial paper)	(750)	(300)
Current portion of long-term debt	(56)	(1,105)

	$9,208	$8,652

In connection with its commercial paper program, the Company maintains a $1.25 billion, five-year unsecured back-up credit facility, which expires on March 12, 2012, a $1.0 billion, three-year unsecured back-up credit facility which expires on May 27, 2013, and a $1.25 billion, four-year unsecured back-up credit facility which expires on May 12, 2015. The credit facilities allow for borrowings at various rates depending on the Company’s public debt ratings and require the Company to pay a weighted average quarterly facility fee of approximately 0.04%, regardless of usage. As of December 31, 2011 and 2010, the Company had no outstanding borrowings against the back-up credit facilities. The weighted average interest rate for short-term debt was 0.37% as of December 31, 2011 and 0.40% as of December 31, 2010.

In connection with the Company’s acquisition of the UAM Medicare Part D Business in April 2011, the Company assumed $110 million of long-term debt in the form of Trust Preferred Securities that mature through 2037. During the year ended December 31, 2011, the Company repaid $60 million of the Trust Preferred Securities at par and intends to repay the remaining $50 million at par in 2012.

On May 12, 2011, the Company issued $550 million of 4.125% unsecured senior notes due May 15, 2021 and issued $950 million of 5.75% unsecured senior notes due May 15, 2041 (collectively, the “2011 Notes”) for total proceeds of approximately $1.5 billion, net of discounts and underwriting fees. The 2011 Notes pay interest semi-annually and may be redeemed, in whole at any time, or in part from time to time, at the Company’s option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2011 Notes were used to repay commercial paper borrowings and certain other corporate debt, and were used for general corporate purposes.

On December 8, 2011, the Company repurchased $958 million of the principal amount of its Enhanced Capital Advantaged Preferred Securities (“ECAPS”) at par. The fees and write-off of deferred issuance costs associated with the early extinguishment of the ECAPS were de minimis. The remaining $42 million of outstanding ECAPS are due in 2062 and bear interest at 6.302% per year until June 1, 2012, at which time they will pay interest based on a floating rate. The ECAPS pay interest semi-annually and may be redeemed at any time, in whole or in part at a defined redemption price plus accrued interest.

On May 13, 2010, the Company issued $550 million of 3.25% unsecured senior notes due May 18, 2015 and issued $450 million of 4.75% unsecured senior notes due May 18, 2020 (collectively, the “2010 Notes”) for total proceeds of $991 million, which was net of discounts and underwriting fees. The 2010 Notes pay interest semiannually and may be redeemed, in whole at any time, or in part from time to time, at the Company’s option at a defined redemption price plus accrued and unpaid interest to the redemption date. The net proceeds of the 2010 Notes were used to repay a portion of the Company’s outstanding commercial paper borrowings and certain other corporate debt, and were used for general corporate purposes.

On March 10, 2009, the Company issued $1.0 billion of 6.6% unsecured senior notes due March 15, 2019 (the “March 2009 Notes”). The March 2009 Notes pay interest semi-annually and may be redeemed, in whole or in part, at a defined redemption price plus accrued interest. The net proceeds were used to repay the existing bridge credit facility, a portion of the Company’s outstanding commercial paper borrowings and for general corporate purposes.

On July 1, 2009, the Company issued $300 million of unsecured floating rate senior notes due January 30, 2011 (the “2009 Floating Rate Notes”). The 2009 Floating Rate Note pays interest quarterly. The net proceeds from the 2009 Floating Rate Note were used for general corporate purposes.

On September 8, 2009, the Company issued $1.5 billion of 6.125% unsecured senior notes due September 15, 2039 (the “September 2009 Notes”). The September 2009 Notes pay interest semi-annually and may be redeemed, in whole or in part, at a defined redemption price plus accrued interest. The net proceeds were used to repay a portion of the Company’s outstanding commercial paper borrowings, $650 million of unsecured senior notes and were used for general corporate purposes.

The credit facilities, back-up credit facilities, unsecured senior notes and ECAPS contain customary restrictive financial and operating covenants. The covenants do not materially affect the Company’s financial or operating flexibility.

The aggregate maturities of long-term debt for each of the five years subsequent to December 31, 2011 are $56 million in 2012, $5 million in 2013, $556 million in 2014, $556 million in 2015, and $707 million in 2016.

Leases	12 Months Ended
Dec. 31, 2011
Leases
Leases

7                          Leases

The Company leases most of its retail and mail order locations, ten of its distribution centers and certain corporate offices under non-cancelable operating leases, typically with initial terms of 15 to 25 years and with options that permit renewals for additional periods. The Company also leases certain equipment and other assets under noncancelable operating leases, typically with initial terms of 3 to 10 years. Minimum rent is expensed on a straight-line basis over the term of the lease. In addition to minimum rental payments, certain leases require additional payments based on sales volume, as well as reimbursement for real estate taxes, common area maintenance and insurance, which are expensed when incurred.

The following table is a summary of the Company’s net rental expense for operating leases for the respective years:

In millions	2011	2010	2009
Minimum rentals	$2,087	$2,001	$1,857
Contingent rentals	49	53	61

	2,136	2,054	1,918
Less: sublease income	(19)	(19)	(19)

	$2,117	$2,035	$1,899

The following table is a summary of the future minimum lease payments under capital and operating leases as of December 31, 2011:

In millions	Capital Leases	Operating Leases(1)
2012	$20	$2,230
2013	20	2,143
2014	20	1,936
2015	20	1,880
2016	20	1,806
Thereafter	237	17,630

Total future lease payments	337	$27,625

Less: imputed interest	(169)

Present value of capital lease obligations	$168

(1)   Future operating lease payments have not been reduced by minimum sublease rentals of $246 million due in the future under noncancelable subleases.

The Company finances a portion of its store development program through sale-leaseback transactions. The properties are generally sold at net book value, which generally approximates fair value, and the resulting leases qualify and are accounted for as operating leases. The operating leases that resulted from these transactions are included in the above table. The Company does not have any retained or contingent interests in the stores and does not provide any guarantees, other than a guarantee of lease payments, in connection with the sale-leaseback transactions. Proceeds from sale-leaseback transactions totaled $592 million in 2011, $507 million in 2010 and $1.6 billion in 2009.

Medicare Part D	12 Months Ended
Dec. 31, 2011
Medicare Part D
Medicare Part D

8         Medicare Part D

The Company offers Medicare Part D benefits through SilverScript, Accendo and Pennsylvania Life, which have contracted with CMS to be a PDP and, pursuant to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (“MMA”), must be risk-bearing entities regulated under state insurance laws or similar statutes.

SilverScript, Accendo and Pennsylvania Life are licensed domestic insurance companies under the applicable laws and regulations. Pursuant to these laws and regulations, SilverScript, Accendo and Pennsylvania Life must file quarterly and annual reports with the National Association of Insurance Commissioners (“NAIC”) and certain state regulators, must maintain certain minimum amounts of capital and surplus under a formula established by the NAIC and must, in certain circumstances, request and receive the approval of certain state regulators before making dividend payments or other capital distributions to the Company. The Company does not believe these limitations on dividends and distributions materially impact its financial position.

The Company has recorded estimates of various assets and liabilities arising from its participation in the Medicare Part D program based on information in its claims management and enrollment systems. Significant estimates arising from its participation in this program include: (i) estimates of low-income cost subsidy and reinsurance amounts ultimately payable to or receivable from CMS based on a detailed claims reconciliation that will occur in the following year; (ii) an estimate of amounts receivable from or payable to CMS under a risk-sharing feature of the Medicare Part D program design, referred to as the risk corridor and (iii) estimates for claims that have been reported and are in the process of being paid or contested and for our estimate of claims that have been incurred but have not yet been reported.

Employee Stock Ownership Plan	12 Months Ended
Dec. 31, 2011
Employee Stock Ownership Plan
Employee Stock Ownership Plan

9         Employee Stock Ownership Plan

The Company sponsored a defined contribution Employee Stock Ownership Plan (the “ESOP”) that covered full-time employees with at least one year of service. In 1989, the ESOP Trust issued and sold $358 million of 20-year, 8.52% notes, which were due and retired on December 31, 2008 (the “ESOP Notes”). The proceeds from the ESOP Notes were used to purchase 7 million shares of Series One ESOP Convertible Preference Stock (the “ESOP Preference Stock”) from the Company. Since the ESOP Notes were guaranteed by the Company, the outstanding balance was reflected as long-term debt, and a corresponding guaranteed ESOP obligation was reflected in shareholders’ equity in the consolidated balance sheet.

Each share of ESOP Preference Stock had a guaranteed minimum liquidation value of $53.45, was convertible into 4.628 shares of common stock and was entitled to receive an annual dividend of $3.90 per share. The ESOP Trust used the dividends received and contributions from the Company to repay the ESOP Notes. As the ESOP Notes were repaid, ESOP Preference Stock was allocated to plan participants based on (i) the ratio of each year’s debt service payment to total current and future debt service payments multiplied by (ii) the number of unallocated shares of ESOP Preference Stock in the plan.

ESOP expense recognized is equal to (i) the interest incurred on the ESOP Notes plus (ii) the higher of (a) the principal repayments or (b) the cost of the shares allocated, less (iii) the dividends paid. Similarly, the guaranteed ESOP obligation is reduced by the higher of (i) the principal payments or (ii) the cost of shares allocated.

On January 30, 2009, pursuant to the Company’s Amended and Restated Certificate of Incorporation (the “Charter”), the Company informed the trustee of the ESOP Trust of its intent to redeem for cash all of the outstanding shares of ESOP Preference Stock on February 24, 2009 (the “Redemption Date”). Under the Charter, at any time prior to the Redemption Date, the trustee had the right to convert the ESOP Preference Stock into shares of the Company’s common stock. The conversion rate at the time of the notice was 4.628 shares of common stock for each share of ESOP Preference Stock. The trustee exercised its right of conversion on February 23, 2009, and all of the approximately 4 million outstanding shares of ESOP Preference Stock were converted into approximately 17 million shares of common stock which were recorded as treasury stock. As of December 31, 2011, 2010 and 2009, no shares of ESOP Preference Stock were outstanding and allocated to plan participants.

Pension Plans and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2011
Pension Plans and Other Postretirement Benefits
Pension Plans and Other Postretirement Benefits

10      Pension Plans and Other Postretirement Benefits

Defined Contribution Plans

The Company sponsors voluntary 401(k) savings plans that cover substantially all employees who meet plan eligibility requirements. The Company makes matching contributions consistent with the provisions of the plans.

At the participant’s option, account balances, including the Company’s matching contribution, can be moved without restriction among various investment options, including the Company’s common stock. The Company also maintains a nonqualified, unfunded Deferred Compensation Plan for certain key employees. This plan provides participants the opportunity to defer portions of their eligible compensation and receive matching contributions equivalent to what they could have received under the CVS Caremark 401(k) Plan absent certain restrictions and limitations under the Internal Revenue Code. The Company’s contributions under the above defined contribution plans were $187 million, $186 million and $173 million in 2011, 2010 and 2009, respectively.

Other Postretirement Benefits

The Company provides postretirement health care and life insurance benefits to certain retirees who meet eligibility requirements. The Company’s funding policy is generally to pay covered expenses as they are incurred. For retiree medical plan accounting, the Company reviews external data and its own historical trends for health care costs to determine the health care cost trend rates. As of December 31, 2011 and 2010, the Company’s postretirement medical plans have an accumulated postretirement benefit obligation of $17 million. Net periodic benefit costs related to these postretirement medical plans were approximately $1 million for 2011, 2010 and 2009.

Pursuant to various labor agreements, the Company also contributes to multiemployer health and welfare plans that cover union-represented employees. The plans provide postretirement health care and life insurance benefits to certain employees who meet eligibility requirements. Total Company contributions to multiemployer health and welfare plans were $47 million, $46 million and $47 million in 2011, 2010 and 2009, respectively.

Pension Plans

The Company sponsors nine defined benefit pension plans that cover certain full-time employees. Three of the plans are tax-qualified plans that are funded based on actuarial calculations and applicable federal laws and regulations. The other six plans are unfunded nonqualified supplemental retirement plans. All of the plans were frozen in prior periods, except one of the nonqualified plans.

As of December 31, 2011, the Company’s pension plans had a projected benefit obligation of $685 million and plan assets of $463 million. As of December 31, 2010, the Company’s pension plans had a projected benefit obligation of $659 million and plan assets of $426 million. Actual return on plan assets was $37 million and $45 million in 2011 and 2010, respectively. Net periodic pension costs related to these pension plans were $49 million, $36 million and $16 million in 2011, 2010 and 2009, respectively. The net periodic pension costs for 2011 and 2010 includes settlement losses of $25 million and $12 million, respectively, due to the impact of lump sum payouts.

The discount rate is determined by examining the current yields observed on the measurement date of fixed-interest, high quality investments expected to be available during the period to maturity of the related benefits on a plan by plan basis. The discount rate for the plans was 4.75% in 2011 and 5.5% in 2010. The expected long-term rate of return on plan assets is determined by using the plan’s target allocation and historical returns for each asset class on a plan by plan basis. The expected long-term rate of return for all plans was 7.25% in 2011 and 2010 and 8.5% in 2009.

Historically, the Company used an investment strategy, which emphasized equities in order to produce higher expected returns, and in the long run, lower expected expense and cash contribution requirements. The qualified pension plan asset allocation targets were 60% equity and 40% fixed income. As the result of a detailed asset liability study performed during 2009, the Company revised the pension plan target asset allocation to 50% equity and 50% fixed income with the transition to the new targets beginning in 2010.

As of December 31, 2011, the Company’s qualified defined benefit pension plan assets consisted of 47% equity, 51% fixed income, and 2% money market securities of which 82% were classified as Level 1 and 18% as Level 2 in the fair value hierarchy. The Company’s qualified defined benefit pension plan assets as of December 31, 2010 consisted of 57% equity, 42% fixed income, and 1% money market securities of which 71% were classified as Level 1 and 29% as Level 2 in the fair value hierarchy.

The Company contributed $92 million, $65 million and $50 million to the pension plans during 2011, 2010 and 2009, respectively. The Company plans to make approximately $34 million in contributions to the pension plans during 2012.

The Company also contributes to a number of multiemployer pension plans under the terms of collective-bargaining agreements that cover its union-represented employees. The risks of participating in these multiemployer plans are different from single-employer pension plans in the following aspects: (i) assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers, (ii) if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers, and (iii) if the Company chooses to stop participating in some of its multiemployer plans, the Company may be required to pay those plans an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

None of the multiemployer pension plans the Company participates in are individually significant to the Company. Total Company contributions to multiemployer pension plans were $11 million, $12 million and $10 million in 2011, 2010 and 2009, respectively.

Stock Incentive Plans	12 Months Ended
Dec. 31, 2011
Stock Incentive Plans
Stock Incentive Plans

11      Stock Incentive Plans

Stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized as expense over the applicable requisite service period of the stock award (generally three to five years) using the straight-line method. Stock-based compensation costs are included in selling, general and administrative expenses.

Compensation expense related to stock options, which includes the 2007 Employee Stock Purchase Plan (the “2007 ESPP”) totaled $112 million, $127 million and $136 million for 2011, 2010 and 2009, respectively. The recognized tax benefit was $38 million, $42 million and $45 million for 2011, 2010 and 2009, respectively. Compensation expense related to restricted stock awards totaled $21 million, $23 million and $29 million for 2011, 2010 and 2009, respectively.

The 2007 ESPP provides for the purchase of up to 15 million shares of common stock. Under the 2007 ESPP, eligible employees may purchase common stock at the end of each six month offering period at a purchase price equal to 85% of the lower of the fair market value on the first day or the last day of the offering period. During 2011, approximately 3 million shares of common stock were purchased under the provisions of the 2007 ESPP at an average price of $26.90 per share. As of December 31, 2011, approximately 5 million shares of common stock were available for issuance under the 2007 ESPP.

The fair value of stock-based compensation associated with the 2007 ESPP is estimated on the date of grant (i.e., the beginning of the offering period) using the Black-Scholes Option Pricing Model.

The following table is a summary of the assumptions used to value the ESPP awards for each of the respective periods:

	2011	2010	2009
Dividend yield (1)	0.69%	0.57%	0.50%
Expected volatility(2)	20.42%	32.58%	48.89%
Risk-free interest rate(3)	0.15%	0.21%	0.31%
Expected life (in years)(4)	0.5	0.5	0.5
Weighted-average grant date fair value	$7.21	$7.31	$8.51

(1)   The dividend yield is calculated based on semi-annual dividends paid and the fair market value of the Company’s stock at the grant date.

(2)   The expected volatility is based on the historical volatility of the Company’s daily stock market prices over the previous six month period.

(3)   The risk-free interest rate is based on the Treasury constant maturity interest rate whose term is consistent with the expected term of ESPP options (i.e., 6 months).

(4)   The expected life is based on the semi-annual purchase period.

In May 2010, the Company’s Board of Directors adopted and the shareholders approved the 2010 Incentive Compensation Plan (the “2010 ICP”), which superseded the 1997 Incentive Compensation Plan (the “1997 ICP”). The terms of the 2010 ICP provide for grants of annual incentive and long-term performance awards to executive officers and other officers and employees of the Company or any subsidiary of the Company. Payment of such annual incentive and long-term performance awards will be in cash, stock, other awards or other property, at the discretion of the Management Planning and Development Committee of the Company’s Board of Directors. The 2010 ICP allows for a maximum of 74 million shares to be reserved and available for grants, plus the number of shares subject to awards under the Company’s 1997 ICP which become available due to cancellation or forfeiture. Following approval and adoption of the 2010 ICP, no new grants can be made under the 2007 ICP or 1997 ICP. The 2010 ICP is the only compensation plan under which the Company grants stock options, restricted stock and other stock-based awards to its employees, with the exception of the Company’s 2007 ESPP. As of December 31, 2011, there were approximately 58 million shares available for future grants under the 2010 ICP.

The Company’s restricted awards are considered non-vested share awards and require no payment from the employee. Compensation cost is recorded based on the market price on the grant date and is recognized on a straight-line basis over the requisite service period. The Company granted 1,121,000, 1,095,000 and 1,284,000 restricted stock units with a weighted average fair value of $34.84, $35.25 and $27.77 in 2011, 2010 and 2009, respectively. As of December 31, 2011, there was $39 million of total unrecognized compensation costs related to the restricted stock units that are expected to vest. These costs are expected to be recognized over a weighted-average period of 1.94 years. The total fair value of restricted shares vested during 2011, 2010 and 2009 was $33 million, $44 million and $18 million, respectively.

The following table is a summary of the restricted unit and restricted share award activity for the year ended December 31, 2011:

Units in thousands	Units	Weighted Average Grant Date Fair Value
Nonvested at beginning of year	2,688	$34.16
Granted	1,121	34.84
Vested	(969)	35.55
Forfeited	(234)	35.00

Nonvested at end of year	2,606	$32.80

All grants under the 2010 ICP are awarded at fair market value on the date of grant. The fair value of stock options is estimated using the Black-Scholes Option Pricing Model and stock-based compensation is recognized on a straight-line basis over the requisite service period. Options granted prior to 2004 generally become exercisable over a four-year period from the grant date and expire ten years after the date of grant. Options granted between 2004 and 2010 generally become exercisable over a three-year period from the grant date and expire seven years after the date of grant. Beginning in 2011, options granted generally become exercisable over a four-year period from the grant date and expire seven years after the date of grant.

Excess tax benefits of $21 million, $28 million and $19 million were included in financing activities in the accompanying consolidated statements of cash flow during 2011, 2010 and 2009, respectively. Cash received from stock options exercised, which includes the 2007 ESPP, totaled $431 million, $285 million and $250 million during 2011, 2010 and 2009, respectively. The total intrinsic value of options exercised was $161 million, $118 million and $104 million in 2011, 2010 and 2009, respectively. The total fair value of options vested during 2011, 2010 and 2009 was $452 million, $445 million and $383 million, respectively.

The fair value of each stock option is estimated using the Black-Scholes option pricing model based on the following assumptions at the time of grant:

	2011	2010	2009
Dividend yield (1)	1.43%	1.00%	1.07%
Expected volatility(2)	32.62%	33.15%	31.34%
Risk-free interest rate(3)	1.81%	1.85%	1.65%
Expected life (in years)(4)	4.7	4.3	4.3
Weighted-average grant date fair value	$9.19	$9.49	$7.20

(1)   The dividend yield is based on annual dividends paid and the fair market value of the Company’s stock at the grant date.

(2)   The expected volatility is estimated using the Company’s historical volatility over a period equal to the expected life of each option grant after adjustments for infrequent events such as stock splits.

(3)   The risk-free interest rate is selected based on yields from U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the options being valued.

(4)   The expected life represents the number of years the options are expected to be outstanding from grant date based on historical option holder exercise experience.

As of December 31, 2011, unrecognized compensation expense related to unvested options totaled $174 million, which the Company expects to be recognized over a weighted-average period of 1.97 years. After considering anticipated forfeitures, the Company expects approximately 26 million of the unvested options to vest over the requisite service period.

The following table is a summary of the Company’s stock option activity for the year ended December 31, 2011:

Shares in thousands	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2010	66,017	$31.39	4.16	$313,163,000
Granted	13,466	$34.88	—	—
Exercised	(14,738)	$25.32	—	—
Forfeited	(3,152)	$33.47	—	—
Expired	(2,486)	$35.59	—	—

Outstanding at December 31, 2011	59,107	$33.40	4.11	$439,671,000

Exercisable at December 31, 2011	32,202	$33.13	2.88	$249,947,000

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

12      Income Taxes

The income tax provision for continuing operations consisted of the following for the respective years:

In millions	2011	2010	2009
Current:
Federal	$1,807	$1,884	$1,761
State	338	344	397

	2,145	2,228	2,158

Deferred:
Federal	101	(44)	38
State	12	(5)	4

	113	(49)	42

Total	$2,258	$2,179	$2,200

The following table is a reconciliation of the statutory income tax rate to the Company’s effective income tax rate for continuing operations for the respective years:

	2011	2010	2009
Statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	3.9	4.1	4.5
Other	0.4	0.6	0.6
Subtotal	39.3	39.7	40.1
Recognition of previously unrecognized tax benefits	—	(0.8)	(2.8)

Effective income tax rate	39.3%	38.9%	37.3%

The following table is a summary of the significant components of the Company’s deferred tax assets and liabilities as of December 31:

In millions	2011	2010
Deferred tax assets:
Lease and rents	$325	$325
Inventories	77	69
Employee benefits	253	261
Allowance for doubtful accounts	112	96
Retirement benefits	114	99
Net operating losses	6	6
Other	315	307

Total deferred tax assets	1,202	1,163
Deferred tax liabilities:
Depreciation and amortization	(4,552)	(4,307)

Net deferred tax liabilities	$(3,350)	$(3,144)

Net deferred tax assets (liabilities) are presented on the consolidated balance sheets as follows as of December 31:

In millions	2011	2010
Deferred tax assets—current	$503	$511
Deferred tax liabilities—noncurrent	(3,853)	(3,655)

Net deferred tax liabilities	$(3,350)	$(3,144)

The Company believes it is more likely than not the deferred tax assets will be realized during future periods.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

In millions	2011	2010	2009
Beginning balance	$35	$61	$257
Additions based on tax positions related to the current year	3	1	1
Additions based on tax positions related to prior years	13	2	12
Reductions for tax positions of prior years	—	(10)	(6)
Expiration of statutes of limitation	(7)	(16)	(155)
Settlements	(6)	(3)	(48)

Ending balance	$38	$35	$61

The Company and its subsidiaries are subject to U.S. federal income tax as well as income tax of numerous state and local jurisdictions. Substantially all material income tax matters have been concluded for fiscal years through 2006. The Company and its subsidiaries anticipate that a number of income tax examinations will conclude and statutes of limitation for open years will expire over the next twelve months, which may cause a utilization or reduction of the Company’s reserve for uncertain tax positions of up to approximately $10 million.

During 2011, the Internal Revenue Service (the “IRS”) completed an examination of the Company’s 2010 consolidated U.S. income tax return pursuant to the Compliance Assurance Process (“CAP”) program. The CAP program is a voluntary program under which taxpayers seek to resolve all or most issues with the IRS prior to or soon after the filing of their U.S. income tax returns, in lieu of being audited in the traditional manner. The IRS is currently examining the Company’s 2011 consolidated U.S. income tax year pursuant to the CAP program. The Company and its subsidiaries are also currently under income tax examinations by a number of state and local tax authorities. As of December 31, 2011, no examination has resulted in any proposed adjustments that would result in a material change to the Company’s results of operations, financial condition or liquidity.

The Company recognizes interest accrued related to unrecognized tax benefits and penalties in income tax expense. During the years ended December 31, 2011, 2010 and 2009, the Company recognized interest of approximately $2 million, $3 million and $5 million, respectively. The Company had approximately $8 million and $11 million accrued for interest and penalties as of December 31, 2011 and 2010, respectively.

There are no material reserves established at December 31, 2011 for income tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. If present, such items would impact deferred tax accounting, not the annual effective income tax rate, and would accelerate the payment of cash to the taxing authority to an earlier period.

The total amount of unrecognized tax benefits that, if recognized, would affect the effective income tax rate is approximately $25 million, after considering the federal benefit of state income taxes.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

13                   Commitments and Contingencies

Lease Guarantees

Between 1991 and 1997, the Company sold or spun off a number of subsidiaries, including Bob’s Stores, Linens ‘n Things, Marshalls, Kay-Bee Toys, Wilsons, This End Up and Footstar. In many cases, when a former subsidiary leased a store, the Company provided a guarantee of the store’s lease obligations. When the subsidiaries were disposed of, the Company’s guarantees remained in place, although each initial purchaser has indemnified the Company for any lease obligations the Company was required to satisfy. If any of the purchasers or any of the former subsidiaries were to become insolvent and failed to make the required payments under a store lease, the Company could be required to satisfy these obligations.

As of December 31, 2011, the Company guaranteed approximately 75 such store leases (excluding the lease guarantees related to Linens ‘n Things, which are discussed in Note 3 previously in this document), with the maximum remaining lease term extending through 2022. Management believes the ultimate disposition of any of the remaining guarantees will not have a material adverse effect on the Company’s consolidated financial condition, results of operations or future cash flows.

Legal Matters

Caremark (the term “Caremark” being used herein to generally refer to any one or more pharmacy benefit management subsidiaries of the Company, as applicable) is a defendant in a qui tam lawsuit initially filed by a relator on behalf of various state and federal government agencies in Texas federal court in 1999. The case was unsealed in May 2005. The case seeks monetary damages and alleges that Caremark’s processing of Medicaid and certain other government claims on behalf of its clients (which allegedly resulted in underpayments from our clients to the applicable government agencies) on one of Caremark’s adjudication platforms violates applicable federal or state false claims acts and fraud statutes. The United States and the States of Texas, Tennessee, Florida, Arkansas, Louisiana and California intervened in the lawsuit, but Tennessee and Florida withdrew from the lawsuit in August 2006 and May 2007, respectively. Thereafter, in 2008, the Company prevailed on several motions for partial summary judgment and, following an appellate ruling from the Fifth Circuit Court of Appeals in 2011 which affirmed in part and reversed in part these prior rulings, the claims asserted in the case against Caremark have been substantially narrowed. In April 2009, the State of Texas filed a purported civil enforcement action against Caremark for injunctive relief, damages and civil penalties in Travis County, Texas alleging that Caremark violated the Texas Medicaid Fraud Prevention Act and other state laws based on our processing of Texas Medicaid claims on behalf of PBM clients. In September 2011, the Company prevailed on a motion for partial summary judgment against the State of Texas and narrowed the remaining claims in the lawsuit. The claims and issues raised in this lawsuit are related to the claims and issues pending in the federal qui tam lawsuit described above.

In December 2007, the Company received a document subpoena from the Office of Inspector General, United States Department of Health and Human Services (“OIG”), requesting information relating to the processing of Medicaid and other government agency claims on a different adjudication platform of Caremark. In October 2009 and October 2010, the Company received civil investigative demands from the Office of the Attorney General of the State of Texas requesting, respectively, information produced under this OIG subpoena, and other information related to the processing of Medicaid claims. These civil investigative demands state that the Office of the Attorney General of the State of Texas is investigating allegations currently pending under seal relating to two of Caremark’s adjudication platforms. The Company has been producing documents on a rolling basis in response to the requests for information contained in the OIG subpoena and in these civil investigative demands. The Company cannot predict with certainty the timing or outcome of any review of such information.

Caremark was named in a putative class action lawsuit filed in October 2003 in Alabama state court by John Lauriello, purportedly on behalf of participants in the 1999 settlement of various securities class action and derivative lawsuits against Caremark and others. Other defendants include insurance companies that provided coverage to Caremark with respect to the settled lawsuits. The Lauriello lawsuit seeks approximately $3.2 billion in compensatory damages plus other non-specified damages based on allegations that the amount of insurance coverage available for the settled lawsuits was misrepresented and suppressed. A similar lawsuit was filed in November 2003 by Frank McArthur, also in Alabama state court, naming as defendants Caremark, several insurance companies, attorneys and law firms involved in the 1999 settlement. This lawsuit was stayed as a later-filed class action, but McArthur was subsequently allowed to intervene in the Lauriello action. The attorneys and law firms named as defendants in McArthur’s intervention pleadings have been dismissed from the case, and discovery on class certification and adequacy issues is underway.

Various lawsuits have been filed alleging that Caremark has violated applicable antitrust laws in establishing and maintaining retail pharmacy networks for client health plans. In August 2003, Bellevue Drug Co., Robert Schreiber, Inc. d/b/a Burns Pharmacy and Rehn-Huerbinger Drug Co. d/b/a Parkway Drugs #4, together with Pharmacy Freedom Fund and the National Community Pharmacists Association filed a putative class action against Caremark in Pennsylvania federal court, seeking treble damages and injunctive relief. This case was initially sent to arbitration based on the contract terms between the pharmacies and Caremark. In October 2003, two independent pharmacies, North Jackson Pharmacy, Inc. and C&C, Inc. d/b/a Big C Discount Drugs, Inc. filed a putative class action complaint in Alabama federal court against Caremark and two PBM competitors, seeking treble damages and injunctive relief. The North Jackson Pharmacy case against two of the Caremark entities named as defendants was transferred to Illinois federal court, and the case against a separate Caremark entity was sent to arbitration based on contract terms between the pharmacies and Caremark. The Bellevue arbitration was then stayed by the parties pending developments in the North Jackson Pharmacy court case.

In August 2006, the Bellevue case and the North Jackson Pharmacy case were both transferred to Pennsylvania federal court by the Judicial Panel on Multidistrict Litigation for coordinated and consolidated proceedings with other cases before the panel, including cases against other PBMs. Caremark appealed the decision which vacated the order compelling arbitration and staying the proceedings in the Bellevue case and, following the appeal, the Court of Appeals reinstated the order compelling arbitration of the Bellevue case. Motions for class certification in the coordinated cases within the multidistrict litigation, including the North Jackson Pharmacy case, remain pending. The consolidated action is now known as the In Re Pharmacy Benefit Managers Antitrust Litigation.

In August 2009, the Company was notified by the Federal Trade Commission (“FTC”) that it was conducting a non-public investigation under the Federal Trade Commission Act into certain of the Company’s business practices. In March 2010, the Company learned that various State Attorneys General offices and certain other government agencies were conducting a multi-state investigation of the Company regarding issues similar to those being investigated by the FTC. At this time, 28 states, the District of Columbia, and the County of Los Angeles are known to be participating in this multi-state investigation. On January 3, 2012, the FTC accepted for public comment, subject to final approval, a consent order. The proposed consent order would prohibit the Company from misrepresenting the price or cost of Medicare Part D prescription drugs, or other prices of costs associated with Medicare Part D prescription drug plans. The proposed order would also require the Company to pay $5 million in consumer redress, to be distributed to impacted RxAmerica Medicare Part D beneficiaries. The proposed order contains no allegations of antitrust law violations or anti-competitive behavior related to the Company’s business practices or its products or service offerings. In addition, the Company has received a formal letter from the FTC closing all other aspects of the investigation. With respect to the multi-state investigation, the Company continues to cooperate in this investigation. The Company is not able to predict with certainty the timing or outcome of the multi-state investigation. However, it remains confident that its business practices and service offerings (which are designed to reduce health care costs and expand consumer choice) are being conducted in compliance with the antitrust laws.

In March 2009, the Company received a subpoena from the OIG requesting information concerning the Medicare Part D prescription drug plans of RxAmerica, the PBM subsidiary of Longs Drug Stores Corporation which was acquired by the Company in October 2008. The Company continues to respond to the request for information and has been producing responsive documents on a rolling basis. The Company cannot predict with certainty the timing or outcome of any review by the government of such information.

Since March 2009, the Company has been named in a series of putative collective and class action lawsuits filed in federal courts around the country, purportedly on behalf of current and former assistant store managers working in the Company’s stores at various locations outside California. The lawsuits allege that the Company failed to pay overtime to assistant store managers as required under the Fair Labor Standards Act (“FLSA”) and under certain state statutes. The lawsuits also seek other relief, including liquidated damages, punitive damages, attorneys’ fees, costs and injunctive relief arising out of the state and federal claims for overtime pay. The Company has aggressively challenged both the merits of the lawsuits and the allegation that the cases should be certified as class or collective actions. In light of the cost and uncertainty involved in this litigation, however, the Company has reached an agreement with plaintiffs’ counsel to settle the series of lawsuits. The court preliminarily approved the settlement in December 2011 and the Company anticipates that final court approval will be granted in the second quarter of 2012. The Company has established legal reserves related to these matters to cover fully the settlement payments.

In November 2009, a securities class action lawsuit was filed in the United States District Court for the District of Rhode Island purportedly on behalf of purchasers of CVS Caremark Corporation stock between May 5, 2009 and November 4, 2009. The lawsuit names the Company and certain officers as defendants and includes allegations of securities fraud relating to public disclosures made by the Company concerning the PBM business and allegations of insider trading. In addition, a shareholder derivative lawsuit was filed in December 2009 in the same court against the directors and certain officers of the Company. A derivative lawsuit is a lawsuit filed by a shareholder purporting to assert claims on behalf of a corporation against directors and officers of the corporation. This lawsuit includes allegations of, among other things, securities fraud, insider trading and breach of fiduciary duties and further alleges that the Company was damaged by the purchase of stock at allegedly inflated prices under its share repurchase program. In January 2011, both lawsuits were transferred to the United States District Court for the District of New Hampshire. The Company believes these lawsuits are without merit, and the Company plans to defend them vigorously. The Company received a subpoena dated February 28, 2011 from the SEC requesting, among other corporate records, information relating to public disclosures made by the Company in 2009 concerning its PBM and Medicare Part D businesses and information concerning ownership and transactions in the Company’s securities by certain officers of the Company. The Company received a related subpoena dated September 20, 2011 from the SEC seeking, among other things, additional information concerning securities transactions by certain employees of the Company and public disclosures made by the Company during 2009. The Company is cooperating with these requests for information and is providing documents and other information to the SEC as requested.

In March 2010, the Company received a subpoena from the OIG requesting information about programs under which the Company has offered customers remuneration conditioned upon the transfer of prescriptions for drugs or medications to our pharmacies in the form of gift cards, cash, non-prescription merchandise or discounts or coupons for non-prescription merchandise. The subpoena relates to an investigation of possible false or otherwise improper claims for payment under the Medicare and Medicaid programs. The Company continues to respond to this request for information and has been producing responsive documents on a rolling basis. We cannot predict with certainty the timing or outcome of any reviews by the government of such information.

In January 2012, the Company received a subpoena from OIG requesting information about its Health Savings Pass program, a prescription drug discount program for uninsured or under insured individuals, in connection with an investigation of possible false or otherwise improper claims for payment involving United States Department of Health and Human Services programs. In February 2012, the Company also received a civil investigative demand from the Office of the Attorney General of the State of Texas requesting a copy of information produced under this OIG subpoena and other information related to prescription drug claims submitted by our pharmacies to Texas Medicaid for reimbursement. The Company will respond to these requests for information and cooperate with each of these investigations. We cannot predict with certainty the timing or outcome of any review by the applicable government agency of the requested information.

In addition to the legal matters described above, the Company is also a party to other legal proceedings and inquiries arising in the normal course of its business, none of which is expected to be material to the Company. The Company can give no assurance, however, that its business, financial condition and results of operations will not be materially adversely affected, or that the Company will not be required to materially change our business practices, based on: (i) future enactment of new health care or other laws or regulations; (ii) the interpretation or application of existing laws or regulations, as they may relate to our business, the pharmacy services, retail pharmacy or retail clinic industry or to the health care industry generally; (iii) pending or future federal or state governmental investigations of our business or the pharmacy services, retail pharmacy or retail clinic industry or of the health care industry generally; (iv) institution of government enforcement actions against us; (v) adverse developments in any pending qui tam lawsuit against us, whether sealed or unsealed, or in any future qui tam lawsuit that may be filed against us; or (vi) adverse developments in other pending or future legal proceedings against us or affecting the pharmacy services, retail pharmacy or retail clinic industry or the health care industry generally.

Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting
Segment Reporting

14                  Segment Reporting

The Company currently has three reportable segments: Pharmacy Services, Retail Pharmacy and Corporate.

The Company evaluates its Pharmacy Services and Retail Pharmacy segment performance based on net revenue, gross profit and operating profit before the effect of certain intersegment activities and charges. The Company evaluates the performance of its Corporate segment based on operating expenses before the effect of discontinued operations and certain intersegment activities and charges. See Note 1 for a description of the Pharmacy Services, Retail Pharmacy and Corporate segments and related significant accounting policies.

The following table is a reconciliation of the Company’s business segments to the consolidated financial statements:

In millions	Pharmacy Services Segment(1)(2)(3)	Retail Pharmacy Segment(2)	Corporate Segment	Intersegment Eliminations(2)	Consolidated Totals
2011:
Net revenues	$58,874	$59,599	$—	$(11,373)	$107,100
Gross profit	3,279	17,468	—	(186)	20,561
Operating profit	2,220	4,912	(616)	(186)	6,330
Depreciation and amortization	433	1,060	75	—	1,568
Total assets	35,704	28,323	1,121	(605)	64,543
Goodwill	19,657	6,801	—	—	26,458
Additions to property and equipment	461	1,353	58	—	1,872
2010:
Net revenues	$47,145	$57,345	$—	$(8,712)	$95,778
Gross profit	3,315	17,039	—	(135)	20,219
Operating profit	2,361	4,537	(626)	(135)	6,137
Depreciation and amortization	390	1,016	63	—	1,469
Total assets	32,254	28,927	1,439	(451)	62,169
Goodwill	18,868	6,801	—	—	25,669
Additions to property and equipment	234	1,708	63	—	2,005
2009:
Net revenues	$50,551	$55,355	$—	$(7,691)	$98,215
Gross profit	3,813	16,593	—	(48)	20,358
Operating profit	2,853	4,159	(539)	(48)	6,425
Depreciation and amortization	377	965	47	—	1,389
Total assets	33,082	28,302	774	(517)	61,641
Goodwill	18,879	6,801	—	—	25,680
Additions to property and equipment	218	2,183	147	—	2,548

(1)         Net revenues of the Pharmacy Services segment include approximately $7.9 billion, $6.6 billion and $6.9 billion of Retail co-payments for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)         Intersegment eliminations relate to two types of transactions: (i) Intersegment revenues that occur when Pharmacy Services segment clients use Retail Pharmacy segment stores to purchase covered products. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue on a standalone basis and (ii) Intersegment revenues, gross profit and operating profit that occur when Pharmacy Services segment clients, through the Company’s intersegment activities (such as the Maintenance Choice program), elect to pick up their maintenance prescriptions at Retail Pharmacy segment stores instead of receiving them through the mail. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue, gross profit and operating profit on a standalone basis. Beginning in the fourth quarter of 2011, the Maintenance Choice eliminations reflect all discounts available for the purchase of mail order prescription drugs. The following amounts are eliminated in consolidation in connection with the item (ii) intersegment activity: net revenues of $2.6 billion, $1.8 billion and $0.7 billion for the years ended December 31, 2011, 2010 and 2009, respectively; gross profit and operating profit of $186 million, $135 million and $48 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(3)         The results of the Pharmacy Services segment for the years ended December 31, 2010 and 2009 have been revised to reflect the results of TheraCom as discontinued operations. See Note 3.

Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share
Earnings Per Common Share

15                   Earnings Per Common Share

The following is a reconciliation of basic and diluted earnings per common share for the respective years:

In millions, except per share amounts	2011	2010	2009
Numerator for earnings per common share calculation:
Income from continuing operations	$3,488	$3,422	$3,700
Net loss attributable to noncontrolling interest	4	3	—

Income from continuing operations attributable to CVS Caremark, basic	3,492	3,425	3,700
Income (loss) from discontinued operations, net of tax	(31)	2	(4)

Net income attributable to CVS Caremark, basic and diluted	$3,461	$3,427	$3,696

Denominator for earnings per common share calculation:
Weighted average common shares, basic	1,338	1,367	1,434
Preference stock	—	—	1
Stock options	8	8	10
Restricted stock units	1	2	5

Weighted average common shares, diluted	1,347	1,377	1,450

Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$2.61	$2.51	$2.58
Loss from discontinued operations attributable to CVS Caremark	(0.02)	—	—

Net income attributable to CVS Caremark	$2.59	$2.51	$2.58

Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark	$2.59	$2.49	$2.55
Loss from discontinued operations attributable to CVS Caremark	(0.02)	—	—

Net income attributable to CVS Caremark	$2.57	$2.49	$2.55

Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

16                   Quarterly Financial Information (Unaudited)

In millions, except per share amounts	First Quarter(1)	Second Quarter(1)	Third Quarter	Fourth Quarter	Year
2011:
Net revenues	$25,695	$26,414	$26,674	$28,317	$107,100
Gross profit	4,742	5,086	5,178	5,555	20,561
Operating profit	1,305	1,484	1,584	1,957	6,330
Income from continuing operations	709	813	867	1,099	3,488
Income (loss) from discontinued operations, net of tax	3	2	—	(36)	(31)
Net income	712	815	867	1,063	3,457
Net loss attributable to noncontrolling interest	1	1	1	1	4
Net income attributable to CVS Caremark	$713	$816	$868	$1,064	$3,461
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.84	$2.61
Loss from discontinued operations attributable to CVS Caremark	$—	$—	$—	$(0.03)	$(0.02)
Net income attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.82	$2.59
Diluted Earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.84	$2.59
Loss from discontinued operations attributable to CVS Caremark	$—	$—	$—	$(0.03)	$(0.02)
Net income attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.81	$2.57
Dividends per common share	$0.125	$0.125	$0.125	$0.125	$0.500
Stock price: (New York Stock Exchange)
High	$35.95	$39.50	$38.82	$41.35	$41.35
Low	$32.08	$34.21	$31.30	$32.28	$31.30

(1)   The results of operations previously filed have been revised to reflect the results of TheraCom as discontinued operations. See Note 3.

In millions, except per share amounts	First Quarter(1)	Second Quarter(1)	Third Quarter(1)	Fourth Quarter(1)	Year(1)
2010:
Net revenues	$23,593	$23,885	$23,711	$24,589	$95,778
Gross profit	4,738	5,012	5,015	5,454	20,219
Operating profit	1,404	1,494	1,478	1,761	6,137
Income from continuing operations	768	819	815	1,020	3,422
Income (loss) from discontinued operations, net of tax	2	2	(7)	5	2
Net income	770	821	808	1,025	3,424
Net loss attributable to noncontrolling interest	1	—	1	1	3
Net income attributable to CVS Caremark	$771	$821	$809	$1,026	$3,427
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.56	$0.60	$0.60	$0.75	$2.51
Income (loss) from discontinued operations attributable to CVS Caremark	$—	$—	$(0.01)	$—	$—
Net income attributable to CVS Caremark	$0.56	$0.61	$0.59	$0.75	$2.51
Diluted Earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.55	$0.60	$0.60	$0.74	$2.49
Income (loss) from discontinued operations attributable to CVS Caremark	$—	$—	$(0.01)	$—	$—
Net income attributable to CVS Caremark	$0.55	$0.60	$0.59	$0.75	$2.49
Dividends per common share	$0.0875	$0.0875	$0.0875	$0.0875	$0.3500
Stock price: (New York Stock Exchange)
High	$37.32	$37.82	$32.09	$35.46	$37.82
Low	$30.36	$29.22	$26.84	$29.45	$26.84

(1)         The results of operations previously filed have been revised to reflect the results of TheraCom as discontinued operations. See Note 3.

Five-Year Financial Summary

In millions, except per share amounts	2011(1)	2010(1)	2009(1)	2008(1)	2007(1)(2)
Statement of operations data:
Net revenues	$107,100	$95,778	$98,215	$87,005	$76,078
Gross profit	20,561	20,219	20,358	18,272	16,098
Operating expenses	14,231	14,082	13,933	12,237	11,309

Operating profit	6,330	6,137	6,425	6,035	4,789
Interest expense, net	584	536	525	509	435
Income tax provision(3)	2,258	2,179	2,200	2,189	1,720

Income from continuing operations	3,488	3,422	3,700	3,337	2,634
Income (loss) from discontinued operations, net of tax benefit(4)	(31)	2	(4)	(125)	3

Net income	3,457	3,424	3,696	3,212	2,637
Net loss attributable to noncontrolling interest(5)	4	3	—	—	—
Preference dividends, net of income tax benefit	—	—	—	(14)	(14)

Net income attributable to CVS Caremark	$3,461	$3,427	$3,696	$3,198	$2,623

Per common share data:
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$2.61	$2.51	$2.58	$2.32	$1.97
Loss from discontinued operations attributable to CVS Caremark	(0.02)	—	—	(0.09)	—

Net income attributable to CVS Caremark	$2.59	$2.51	$2.58	$2.23	$1.97

Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark	$2.59	$2.49	$2.55	$2.27	$1.92
Loss from discontinued operations attributable to CVS Caremark	(0.02)	—	—	(0.09)	—

Net income attributable to CVS Caremark	$2.57	$2.49	$2.55	$2.18	$1.92

Cash dividends per common share	$0.50000	$0.35000	$0.30500	$0.25800	$0.22875
Balance sheet and other data:
Total assets	$64,543	$62,169	$61,641	$60,960	$54,722
Long-term debt	$9,208	$8,652	$8,756	$8,057	$8,350
Total shareholders’ equity	$38,051	$37,700	$35,768	$34,574	$31,322
Number of stores (at end of year)	7,388	7,248	7,095	6,997	6,301

(1)         On December 23, 2008, our Board of Directors approved a change in our fiscal year-end from the Saturday nearest December 31 of each year to December 31 of each year to better reflect our position in the health care, rather than the retail, industry. The fiscal year change was effective beginning with the fourth quarter of fiscal 2008. As you review our operating performance, please consider that 2011, 2010 and 2009 include 365 days; fiscal 2008 includes 368 days, and fiscal 2007 includes 364 days.

(2)         Effective March 22, 2007, Caremark Rx, Inc. was merged into a newly formed subsidiary of CVS Corporation, with Caremark Rx, L.L.C., continuing as the surviving entity (the “Caremark Merger”). Following the Caremark Merger, the name of the Company was changed to “CVS Caremark Corporation.” By virtue of the Caremark Merger, each issued and outstanding share of Caremark common stock, par value $0.001 per share, was converted into the right to receive 1.67 shares of CVS Caremark’s common stock, par value $0.01 per share. Cash was paid in lieu of fractional shares.

(3)         Income tax provision includes the effect of the following: (i) in 2010, the recognition of $47 million of previously unrecognized tax benefits, including interest, relating to the expiration of various statutes of limitation and settlements with tax authorities and (ii) in 2009, the recognition of $167 million of previously unrecognized tax benefits, including interest, relating to the expiration of various statutes of limitation and settlements with tax authorities.

(4)         As discussed in Note 3 to the consolidated financial statements, the results of the Theracom business are presented as discontinued operations and have been excluded from continuing operations for all periods presented.

In connection with certain business dispositions completed between 1991 and 1997, the Company retained guarantees on store lease obligations for a number of former subsidiaries, including Linens ‘n Things which filed for bankruptcy in 2008. The Company’s income (loss) from discontinued operations includes lease-related costs which the Company believes it will likely be required to satisfy pursuant to its Linens ‘n Things lease guarantees.

Below is a summary of the results of discontinued operations:

	Fiscal Year
In millions	2011	2010	2009	2008	2007
Income from operations of TheraCom	$18	$28	$13	$11	$5
Gain on disposal of TheraCom	53	—	—	—	—
Loss on disposal of Linens ‘n Things	(7)	(24)	(19)	(214)	—
Income tax benefit (provision)	(95)	(2)	2	78	(2)

Income (loss) from discontinued operations, net of tax	$(31)	$2	$(4)	$(125)	$3

(5)         Represents the minority shareholders’ portion of the net loss from our majority owned subsidiary, Generation Health, Inc., acquired in the fourth quarter of 2009.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation - The consolidated financial statements include the accounts of the Company and its majority owned subsidiaries. All intercompany balances and transactions have been eliminated.

Use of estimates

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Fair value Hierarchy

Fair Value Hierarchy - The Company utilizes the three-level valuation hierarchy for the recognition and disclosure of fair value measurements. The categorization of assets and liabilities within this hierarchy is based upon the lowest level of input that is significant to the measurement of fair value. The three levels of the hierarchy consist of the following:

·          Level 1 - Inputs to the valuation methodology are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

·          Level 2 - Inputs to the valuation methodology are quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active or inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the instrument.

·          Level 3 - Inputs to the valuation methodology are unobservable inputs based upon management’s best estimate of inputs market participants could use in pricing the asset or liability at the measurement date, including assumptions about risk.

Cash and cash equivalents

Cash and cash equivalents - Cash and cash equivalents consist of cash and temporary investments with maturities of three months or less when purchased. The Company invests in short-term money market funds, commercial paper, time deposits, as well as other debt securities that are classified as cash equivalents within the accompanying consolidated balance sheets, as these funds are highly liquid and readily convertible to known amounts of cash. These investments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.

Short-term investments
Short-term investments - The Company’s short-term investments consist of certificate of deposits with initial maturities of greater than three months when purchased. These investments, which were classified as available-for-sale within Level 1 of the fair value hierarchy, were carried at historical cost, which approximated fair value at December 31, 2011 and 2010.

Fair Value of Financial Instruments
Fair value of financial instruments - As of December 31, 2011, the Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and short-term debt. Due to the short-term nature of these instruments, the Company’s carrying value approximates fair value. The carrying amount and estimated fair value of total long-term debt was $9.3 billion and $10.8 billion, respectively, as of December 31, 2011. The fair value of long-term debt was estimated based on rates currently offered to the Company for debt with similar terms and maturities. The Company had outstanding letters of credit, which guaranteed foreign trade purchases, with a fair value of $6 million as of December 31, 2011 and 2010. There were no outstanding derivative financial instruments as of December 31, 2011 and 2010.

Accounts receivable

Accounts receivable - Accounts receivable are stated net of an allowance for doubtful accounts. The accounts receivable balance primarily includes trade amounts due from third party providers (e.g., pharmacy benefit managers, insurance companies and governmental agencies), clients and members, as well as vendors and manufacturers.

Inventories
Inventories - Inventories are stated at the lower of cost or market on a first-in, first-out basis using the retail inventory method in the retail pharmacy stores, the weighted average cost method in the mail service and specialty pharmacies, and the cost method on a first-in, first-out basis in the distribution centers. Physical inventory counts are taken on a regular basis in each store and a continuous cycle count process is the primary procedure used to validate the inventory balances on hand in each distribution center and mail facility to ensure that the amounts reflected in the accompanying consolidated financial statements are properly stated. During the interim period between physical inventory counts, the Company accrues for anticipated physical inventory losses on a location-by-location basis based on historical results and current trends.

Property and equipment
Property and equipment - Property, equipment and improvements to leased premises are depreciated using the straight-line method over the estimated useful lives of the assets, or when applicable, the term of the lease, whichever is shorter. Estimated useful lives generally range from 10 to 40 years for buildings, building improvements and leasehold improvements and 3 to 10 years for fixtures, equipment and internally developed software. Repair and maintenance costs are charged directly to expense as incurred. Major renewals or replacements that substantially extend the useful life of an asset are capitalized and depreciated. Application development stage costs for significant internally developed software projects are capitalized and depreciated.

Goodwill
Goodwill - Goodwill and other indefinite-lived assets are not amortized, but are subject to impairment reviews annually, or more frequently if necessary. See Note 4 for additional information on goodwill.

Intangible assets
Intangible assets - Purchased customer contracts and relationships are amortized on a straight-line basis over their estimated useful lives between 10 and 20 years. Purchased customer lists are amortized on a straight-line basis over their estimated useful lives of up to 10 years. Purchased leases are amortized on a straight-line basis over the remaining life of the lease. See Note 4 for additional information about intangible assets.

Impairment of long-lived assets
Impairment of long-lived assets - The Company groups and evaluates fixed and finite-lived intangible assets, excluding goodwill, for impairment at the lowest level at which individual cash flows can be identified. When evaluating assets for potential impairment, the Company first compares the carrying amount of the asset group to the estimated future cash flows associated with the asset group (undiscounted and without interest charges). If the estimated future cash flows used in this analysis are less than the carrying amount of the asset group, an impairment loss calculation is prepared. The impairment loss calculation compares the carrying amount of the asset group to the asset group’s estimated future cash flows (discounted and with interest charges). If required, an impairment loss is recorded for the portion of the asset group’s carrying value that exceeds the asset group’s estimated future cash flows (discounted and with interest charges).

Redeemable noncontrolling interest
Redeemable noncontrolling interest - The Company has an approximately 60% ownership interest in Generation Health, Inc. (“Generation Health”) and consolidates Generation Health in its consolidated financial statements. The noncontrolling shareholders of Generation Health hold put rights for the remaining interest in Generation Health that if exercised would require the Company to purchase the remaining interest in Generation Health in 2015 for a minimum of $27 million and a maximum of $159 million, depending on certain financial metrics of Generation Health in 2014. Since the noncontrolling shareholders of Generation Health have a redemption feature as a result of the put rights, the Company has classified the redeemable noncontrolling interest in Generation Health in the mezzanine section of the consolidated balance sheet outside of shareholders’ equity. The Company initially recorded the redeemable noncontrolling interest at a fair value of $37 million on the date of acquisition which was determined using inputs classified as Level 3 in the fair value hierarchy. At the end of each reporting period, if the estimated accreted redemption value exceeds the carrying value of the noncontrolling interest, the difference is recorded as a reduction of retained earnings. Any such reductions in retained earnings would also reduce income attributable to CVS Caremark in the Company’s earnings per share calculations.

Revenue Recognition:

Revenue Recognition

Pharmacy Services Segment - The PSS sells prescription drugs directly through its mail service pharmacies and indirectly through its retail pharmacy network. The PSS recognizes revenues from prescription drugs sold by its mail service pharmacies and under retail pharmacy network contracts where the PSS is the principal using the gross method at the contract prices negotiated with its clients. Net revenue from the PSS includes: (i) the portion of the price the client pays directly to the PSS, net of any volume-related or other discounts paid back to the client (see “Drug Discounts” later in this document), (ii) the price paid to the PSS (“Mail Co-Payments”) or a third party pharmacy in the PSS’ retail pharmacy network (“Retail Co-Payments”) by individuals included in its clients’ benefit plans, and (iii) administrative fees for retail pharmacy network contracts where the PSS is not the principal as discussed below.

The PSS recognizes revenue when: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured. The Company has established the following revenue recognition policies for the PSS:

·          Revenues generated from prescription drugs sold by mail service pharmacies are recognized when the prescription is shipped. At the time of shipment, the Company has performed substantially all of its obligations under its client contracts and does not experience a significant level of reshipments.

·          Revenues generated from prescription drugs sold by third party pharmacies in the PSS’ retail pharmacy network and associated administrative fees are recognized at the PSS’ point-of-sale, which is when the claim is adjudicated by the PSS’ online claims processing system.

The PSS determines whether it is the principal or agent for its retail pharmacy network transactions on a contract by contract basis. In the majority of its contracts, the PSS has determined it is the principal due to it: (i) being the primary obligor in the arrangement, (ii) having latitude in establishing the price, changing the product or performing part of the service, (iii) having discretion in supplier selection, (iv) having involvement in the determination of product or service specifications, and (v) having credit risk. The PSS’ obligations under its client contracts for which revenues are reported using the gross method are separate and distinct from its obligations to the third party pharmacies included in its retail pharmacy network contracts. Pursuant to these contracts, the PSS is contractually required to pay the third party pharmacies in its retail pharmacy network for products sold, regardless of whether the PSS is paid by its clients. The PSS’ responsibilities under its client contracts typically include validating eligibility and coverage levels, communicating the prescription price and the co-payments due to the third party retail pharmacy, identifying possible adverse drug interactions for the pharmacist to address with the physician prior to dispensing, suggesting clinically appropriate generic alternatives where appropriate and approving the prescription for dispensing. Although the PSS does not have credit risk with respect to Retail Co-Payments, management believes that all of the other indicators of gross revenue reporting are present. For contracts under which the PSS acts as an agent, the PSS records revenues using the net method.

Drug Discounts - The PSS deducts from its revenues any rebates, inclusive of discounts and fees, earned by its clients. The PSS pays rebates to its clients in accordance with the terms of its client contracts, which are normally based on fixed rebates per prescription for specific products dispensed or a percentage of manufacturer discounts received for specific products dispensed. The liability for rebates due to the PSS’ clients is included in “Claims and discounts payable” in the accompanying consolidated balance sheets.

Medicare Part D - The PSS participates in the Federal Government’s Medicare Part D program as a Prescription Drug Plan (“PDP”). The PSS’ net revenues include insurance premiums earned by the PDP, which are determined based on the PDP’s annual bid and related contractual arrangements with the Centers for Medicare and Medicaid Services (“CMS”). The insurance premiums include a beneficiary premium, which is the responsibility of the PDP member, but is subsidized by CMS in the case of low-income members, and a direct premium paid by CMS. Premiums collected in advance are initially deferred in accrued expenses and are then recognized in net revenues over the period in which members are entitled to receive benefits.

In addition to these premiums, the PSS’ net revenues include co-payments, coverage gap benefits, deductibles and co-insurance (collectively, the “Member Co-Payments”) related to PDP members’ actual prescription claims. In certain cases, CMS subsidizes a portion of these Member Co-Payments and pays the PSS an estimated prospective Member Co-Payment subsidy amount each month. The prospective Member Co-Payment subsidy amounts received from CMS are also included in the PSS’ net revenues. The Company assumes no risk for these amounts, which represented 3.1%, 2.6% and 3.5% of consolidated net revenues in 2011, 2010 and 2009, respectively. If the prospective Member Co-Payment subsidies received differ from the amounts based on actual prescription claims, the difference is recorded in either accounts receivable or accrued expenses.

The PSS accounts for CMS obligations and Member Co-Payments (including the amounts subsidized by CMS) using the gross method consistent with its revenue recognition policies for Mail Co-Payments and Retail Co-Payments (discussed previously in this document). See Note 8 for additional information about Medicare Part D.

Retail Pharmacy Segment - The RPS recognizes revenue from the sale of merchandise (other than prescription drugs) at the time the merchandise is purchased by the retail customer. Revenue from the sale of prescription drugs is recognized at the time the prescription is filled, which is or approximates when the retail customer picks up the prescription. Customer returns are not material. Revenue generated from the performance of services in the RPS’ health care clinics is recognized at the time the services are performed. See Note 14 for additional information about the revenues of the Company’s business segments.

Cost of revenues:

Cost of revenues

Pharmacy Services Segment - The PSS’ cost of revenues includes: (i) the cost of prescription drugs sold during the reporting period directly through its mail service pharmacies and indirectly through its retail pharmacy network, (ii) shipping and handling costs, and (iii) the operating costs of its mail service pharmacies and client service operations and related information technology support costs including depreciation and amortization. The cost of prescription drugs sold component of cost of revenues includes: (i) the cost of the prescription drugs purchased from manufacturers or distributors and shipped to members in clients’ benefit plans from the PSS’ mail service pharmacies, net of any volume-related or other discounts (see “Drug Discounts” previously in this document) and (ii) the cost of prescription drugs sold (including Retail Co-Payments) through the PSS’ retail pharmacy network under contracts where it is the principal, net of any volume-related or other discounts.

Retail Pharmacy Segment - The RPS’ cost of revenues includes: the cost of merchandise sold during the reporting period and the related purchasing costs, warehousing and delivery costs (including depreciation and amortization) and actual and estimated inventory losses. See Note 14 for additional information about the cost of revenues of the Company’s business segments.

Vendor allowances and purchase discounts:

Vendor allowances and purchase discounts

The Company accounts for vendor allowances and purchase discounts as follows:

Pharmacy Services Segment - The PSS receives purchase discounts on products purchased. The PSS’ contractual arrangements with vendors, including manufacturers, wholesalers and retail pharmacies, normally provide for the PSS to receive purchase discounts from established list prices in one, or a combination of, the following forms: (i) a direct discount at the time of purchase, (ii) a discount for the prompt payment of invoices, or (iii) when products are purchased indirectly from a manufacturer (e.g., through a wholesaler or retail pharmacy), a discount (or rebate) paid subsequent to dispensing. These rebates are recognized when prescriptions are dispensed and are generally calculated and billed to manufacturers within 30 days of the end of each completed quarter. Historically, the effect of adjustments resulting from the reconciliation of rebates recognized to the amounts billed and collected has not been material to the PSS’ results of operations. The PSS accounts for the effect of any such differences as a change in accounting estimate in the period the reconciliation is completed. The PSS also receives additional discounts under its wholesaler contract if it exceeds contractually defined annual purchase volumes. In addition, the PSS receives fees from pharmaceutical manufacturers for administrative services. Purchase discounts and administrative service fees are recorded as a reduction of “Cost of revenues”.

Retail Pharmacy Segment - Vendor allowances received by the RPS reduce the carrying cost of inventory and are recognized in cost of revenues when the related inventory is sold, unless they are specifically identified as a reimbursement of incremental costs for promotional programs and/or other services provided. Amounts that are directly linked to advertising commitments are recognized as a reduction of advertising expense (included in operating expenses) when the related advertising commitment is satisfied. Any such allowances received in excess of the actual cost incurred also reduce the carrying cost of inventory. The total value of any upfront payments received from vendors that are linked to purchase commitments is initially deferred. The deferred amounts are then amortized to reduce cost of revenues over the life of the contract based upon purchase volume. The total value of any upfront payments received from vendors that are not linked to purchase commitments is also initially deferred. The deferred amounts are then amortized to reduce cost of revenues on a straight-line basis over the life of the related contract. The total amortization of these upfront payments was not material to the accompanying consolidated financial statements.

Insurance
Insurance - The Company is self-insured for certain losses related to general liability, workers’ compensation and auto liability. The Company obtains third party insurance coverage to limit exposure from these claims. The Company is also self-insured for certain losses related to health and medical liabilities. The Company’s self-insurance accruals, which include reported claims and claims incurred but not reported, are calculated using standard insurance industry actuarial assumptions and the Company’s historical claims experience.

Facility opening and closing costs
Facility opening and closing costs - New facility opening costs, other than capital expenditures, are charged directly to expense when incurred. When the Company closes a facility, the present value of estimated unrecoverable costs, including the remaining lease obligation less estimated sublease income and the book value of abandoned property and equipment, are charged to expense. The long-term portion of the lease obligations associated with facility closings was $327 million and $368 million in 2011 and 2010, respectively.

Advertising costs
Advertising costs - Advertising costs are expensed when the related advertising takes place. Advertising costs, net of vendor funding (included in operating expenses), were $211 million, $234 million and $317 million in 2011, 2010 and 2009, respectively.

Interest expense, net

Interest expense, net - Interest expense, net of capitalized interest, was $588 million, $539 million and $530 million, and interest income was $4 million, $3 million and $5 million in 2011, 2010 and 2009, respectively. Capitalized interest totaled $37 million, $47 million and $39 million in 2011, 2010 and 2009, respectively.

Shares held in trust
Shares held in trust - The Company maintains grantor trusts, which held approximately 2 million shares of its common stock at December 31, 2011 and 2010. These shares are designated for use under various employee compensation plans. Since the Company holds these shares, they are excluded from the computation of basic and diluted shares outstanding.

Accumulated other comprehensive loss
Accumulated other comprehensive loss - Accumulated other comprehensive loss consists of changes in the net actuarial gains and losses associated with pension and other postretirement benefit plans, and unrealized losses on derivatives. The amount included in accumulated other comprehensive loss related to the Company’s pension and postretirement plans was $250 million pre-tax ($152 million after-tax) as of December 31, 2011 and $217 million pre-tax ($132 million after-tax) as of December 31, 2010. The net impact on cash flow hedges totaled $32 million pre-tax ($20 million after-tax) and $18 million pre-tax ($11 million after-tax) as of December 31, 2011 and 2010, respectively.

Stock-based compensation
Stock-based compensation - Stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized as expense over the applicable requisite service period of the stock award (generally 3 to 5 years) using the straight-line method. Stock-based compensation costs are included in selling, general and administrative expenses.

Income taxes

Income taxes - The Company provides for federal and state income taxes currently payable, as well as for those deferred because of timing differences between reported income and expenses for financial statement purposes versus tax purposes. Federal and state tax credits are recorded as a reduction of income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recoverable or settled. The effect of a change in tax rates is recognized as income or expense in the period of the change.

Earnings per common share

Earnings per common share - Basic earnings per common share is computed by dividing: (i) net earnings by (ii) the weighted average number of common shares outstanding during the year (the “Basic Shares”).

Diluted earnings per common share is computed by dividing: (i) net earnings by (ii) Basic Shares plus the additional shares that would be issued assuming that all dilutive stock awards are exercised. Options to purchase 30.5 million, 34.3 million and 37.7 million shares of common stock were outstanding as of December 31, 2011, 2010 and 2009, respectively, but were not included in the calculation of diluted earnings per share because the options’ exercise prices were greater than the average market price of the common shares and, therefore, the effect would be antidilutive.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Activity in allowance for doubtful trade accounts receivable

	Year Ended December 31,
In millions	2011	2010	2009
Beginning balance	$182	$224	$189
Additions charged to bad debt expense	129	73	135
Write-offs charged to allowance	(122)	(115)	(100)

Ending balance	$189	$182	$224

Components of property and equipment

In millions	2011	2010
Land	$1,295	$1,247
Building and improvements	2,404	2,265
Fixtures and equipment	7,582	7,148
Leasehold improvements	3,021	2,866
Software	1,098	757

	15,400	14,283
Accumulated depreciation and amortization	(6,933)	(5,961)

	$8,467	$8,322

Reconciliation of the changes in the redeemable noncontrolling interest

In millions	2011	2010	2009
Beginning balance	$34	$37	$—
Acquisition of Generation Health	—	—	37
Net loss attributable to noncontrolling interest	(4)	(3)	—

Ending balance	$30	$34	$37

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations
Summary of results of discontinued operations

	Year Ended December 31,
In millions	2011	2010	2009
Net revenues of TheraCom	$650	$635	$514

Income from operations of TheraCom	$18	$28	$13
Gain on disposal of TheraCom	53	—	—
Loss on disposal of Linens ‘n Things	(7)	(24)	(19)
Income tax benefit (provision)	(95)	(2)	2

Income (loss) from discontinued operations, net of tax	$(31)	$2	$(4)

Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangibles
Summary of the Company's intangible assets

	2011			2010
In millions	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark (indefinitely-lived)	$6,398	$—	$6,398	$6,398	$—	$6,398
Customer contracts and relationships and covenants not to compete	5,427	(2,386)	3,041	4,903	(1,982)	2,921
Favorable leases and other	769	(339)	430	762	(297)	465

	$12,594	$(2,725)	$9,869	$12,063	$(2,279)	$9,784

Borrowing and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2011
Borrowing and Credit Agreements
Summary of the Company's borrowings

In millions	2011	2010
Commercial paper	$750	$300
5.75% senior notes due 2011	—	800
Floating rate notes due 2011	—	300
4.875% senior notes due 2014	550	550
3.25% senior notes due 2015	550	550
6.125% senior notes due 2016	700	700
5.75% senior notes due 2017	1,750	1,750
6.6% senior notes due 2019	1,000	1,000
4.75% senior notes due 2020	450	450
4.125% senior notes due 2021	550	—
6.25% senior notes due 2027	1,000	1,000
Trust Preferred Securities due 2037	50	—
6.125% senior notes due 2039	1,500	1,500
5.75% senior notes due 2041	950	—
6.302% Enhanced Capital Advantage Preferred Securities due 2062	42	1,000
Mortgage notes payable	4	6
Capital lease obligations	168	151
	10,014	10,057

Less:
Short-term debt (commercial paper)	(750)	(300)
Current portion of long-term debt	(56)	(1,105)

	$9,208	$8,652

Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases
Summary of net rental expense for operating leases

In millions	2011	2010	2009
Minimum rentals	$2,087	$2,001	$1,857
Contingent rentals	49	53	61

	2,136	2,054	1,918
Less: sublease income	(19)	(19)	(19)

	$2,117	$2,035	$1,899

Summary of future minimum lease payments under capital and operating leases

In millions	Capital Leases	Operating Leases(1)
2012	$20	$2,230
2013	20	2,143
2014	20	1,936
2015	20	1,880
2016	20	1,806
Thereafter	237	17,630

Total future lease payments	337	$27,625

Less: imputed interest	(169)

Present value of capital lease obligations	$168

Stock Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock Incentive Plans
Summary of the assumptions used to value the ESPP awards

	2011	2010	2009
Dividend yield (1)	0.69%	0.57%	0.50%
Expected volatility(2)	20.42%	32.58%	48.89%
Risk-free interest rate(3)	0.15%	0.21%	0.31%
Expected life (in years)(4)	0.5	0.5	0.5
Weighted-average grant date fair value	$7.21	$7.31	$8.51

(1)   The dividend yield is calculated based on semi-annual dividends paid and the fair market value of the Company’s stock at the grant date.

(2)   The expected volatility is based on the historical volatility of the Company’s daily stock market prices over the previous six month period.

(3)   The risk-free interest rate is based on the Treasury constant maturity interest rate whose term is consistent with the expected term of ESPP options (i.e., 6 months).

(4)   The expected life is based on the semi-annual purchase period.

Summary of the restricted unit and restricted share award activity

Units in thousands	Units	Weighted Average Grant Date Fair Value
Nonvested at beginning of year	2,688	$34.16
Granted	1,121	34.84
Vested	(969)	35.55
Forfeited	(234)	35.00

Nonvested at end of year	2,606	$32.80

Black-Scholes Option Pricing Model, assumptions

	2011	2010	2009
Dividend yield (1)	1.43%	1.00%	1.07%
Expected volatility(2)	32.62%	33.15%	31.34%
Risk-free interest rate(3)	1.81%	1.85%	1.65%
Expected life (in years)(4)	4.7	4.3	4.3
Weighted-average grant date fair value	$9.19	$9.49	$7.20

(1)   The dividend yield is based on annual dividends paid and the fair market value of the Company’s stock at the grant date.

(2)   The expected volatility is estimated using the Company’s historical volatility over a period equal to the expected life of each option grant after adjustments for infrequent events such as stock splits.

(3)   The risk-free interest rate is selected based on yields from U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the options being valued.

(4)   The expected life represents the number of years the options are expected to be outstanding from grant date based on historical option holder exercise experience.

Summary of the Company's stock option activity

Shares in thousands	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2010	66,017	$31.39	4.16	$313,163,000
Granted	13,466	$34.88	—	—
Exercised	(14,738)	$25.32	—	—
Forfeited	(3,152)	$33.47	—	—
Expired	(2,486)	$35.59	—	—

Outstanding at December 31, 2011	59,107	$33.40	4.11	$439,671,000

Exercisable at December 31, 2011	32,202	$33.13	2.88	$249,947,000

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes
Schedule of income tax provision for continuing operations

In millions	2011	2010	2009
Current:
Federal	$1,807	$1,884	$1,761
State	338	344	397

	2,145	2,228	2,158

Deferred:
Federal	101	(44)	38
State	12	(5)	4

	113	(49)	42

Total	$2,258	$2,179	$2,200

Reconciliation of the statutory income tax rate to the Company's effective income tax rate for continuing operations

	2011	2010	2009
Statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	3.9	4.1	4.5
Other	0.4	0.6	0.6
Subtotal	39.3	39.7	40.1
Recognition of previously unrecognized tax benefits	—	(0.8)	(2.8)

Effective income tax rate	39.3%	38.9%	37.3%

Summary of the significant components of the Company's deferred tax assets and liabilities

In millions	2011	2010
Deferred tax assets:
Lease and rents	$325	$325
Inventories	77	69
Employee benefits	253	261
Allowance for doubtful accounts	112	96
Retirement benefits	114	99
Net operating losses	6	6
Other	315	307

Total deferred tax assets	1,202	1,163
Deferred tax liabilities:
Depreciation and amortization	(4,552)	(4,307)

Net deferred tax liabilities	$(3,350)	$(3,144)

Schedule of net deferred tax assets (liabilities)

In millions	2011	2010
Deferred tax assets—current	$503	$511
Deferred tax liabilities—noncurrent	(3,853)	(3,655)

Net deferred tax liabilities	$(3,350)	$(3,144)

Reconciliation of the beginning and ending amount of unrecognized tax benefits

In millions	2011	2010	2009
Beginning balance	$35	$61	$257
Additions based on tax positions related to the current year	3	1	1
Additions based on tax positions related to prior years	13	2	12
Reductions for tax positions of prior years	—	(10)	(6)
Expiration of statutes of limitation	(7)	(16)	(155)
Settlements	(6)	(3)	(48)

Ending balance	$38	$35	$61

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2011
Segment Reporting
Reconciliation of the Company's business segments to the consolidated financial statements

In millions	Pharmacy Services Segment(1)(2)(3)	Retail Pharmacy Segment(2)	Corporate Segment	Intersegment Eliminations(2)	Consolidated Totals
2011:
Net revenues	$58,874	$59,599	$—	$(11,373)	$107,100
Gross profit	3,279	17,468	—	(186)	20,561
Operating profit	2,220	4,912	(616)	(186)	6,330
Depreciation and amortization	433	1,060	75	—	1,568
Total assets	35,704	28,323	1,121	(605)	64,543
Goodwill	19,657	6,801	—	—	26,458
Additions to property and equipment	461	1,353	58	—	1,872
2010:
Net revenues	$47,145	$57,345	$—	$(8,712)	$95,778
Gross profit	3,315	17,039	—	(135)	20,219
Operating profit	2,361	4,537	(626)	(135)	6,137
Depreciation and amortization	390	1,016	63	—	1,469
Total assets	32,254	28,927	1,439	(451)	62,169
Goodwill	18,868	6,801	—	—	25,669
Additions to property and equipment	234	1,708	63	—	2,005
2009:
Net revenues	$50,551	$55,355	$—	$(7,691)	$98,215
Gross profit	3,813	16,593	—	(48)	20,358
Operating profit	2,853	4,159	(539)	(48)	6,425
Depreciation and amortization	377	965	47	—	1,389
Total assets	33,082	28,302	774	(517)	61,641
Goodwill	18,879	6,801	—	—	25,680
Additions to property and equipment	218	2,183	147	—	2,548

(1)         Net revenues of the Pharmacy Services segment include approximately $7.9 billion, $6.6 billion and $6.9 billion of Retail co-payments for the years ended December 31, 2011, 2010 and 2009, respectively.

(2)         Intersegment eliminations relate to two types of transactions: (i) Intersegment revenues that occur when Pharmacy Services segment clients use Retail Pharmacy segment stores to purchase covered products. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue on a standalone basis and (ii) Intersegment revenues, gross profit and operating profit that occur when Pharmacy Services segment clients, through the Company’s intersegment activities (such as the Maintenance Choice program), elect to pick up their maintenance prescriptions at Retail Pharmacy segment stores instead of receiving them through the mail. When this occurs, both the Pharmacy Services and Retail Pharmacy segments record the revenue, gross profit and operating profit on a standalone basis. Beginning in the fourth quarter of 2011, the Maintenance Choice eliminations reflect all discounts available for the purchase of mail order prescription drugs. The following amounts are eliminated in consolidation in connection with the item (ii) intersegment activity: net revenues of $2.6 billion, $1.8 billion and $0.7 billion for the years ended December 31, 2011, 2010 and 2009, respectively; gross profit and operating profit of $186 million, $135 million and $48 million for the years ended December 31, 2011, 2010 and 2009, respectively.

(3)         The results of the Pharmacy Services segment for the years ended December 31, 2010 and 2009 have been revised to reflect the results of TheraCom as discontinued operations. See Note 3.

Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share
Reconciliation of basic and diluted earnings per common share

In millions, except per share amounts	2011	2010	2009
Numerator for earnings per common share calculation:
Income from continuing operations	$3,488	$3,422	$3,700
Net loss attributable to noncontrolling interest	4	3	—

Income from continuing operations attributable to CVS Caremark, basic	3,492	3,425	3,700
Income (loss) from discontinued operations, net of tax	(31)	2	(4)

Net income attributable to CVS Caremark, basic and diluted	$3,461	$3,427	$3,696

Denominator for earnings per common share calculation:
Weighted average common shares, basic	1,338	1,367	1,434
Preference stock	—	—	1
Stock options	8	8	10
Restricted stock units	1	2	5

Weighted average common shares, diluted	1,347	1,377	1,450

Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$2.61	$2.51	$2.58
Loss from discontinued operations attributable to CVS Caremark	(0.02)	—	—

Net income attributable to CVS Caremark	$2.59	$2.51	$2.58

Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark	$2.59	$2.49	$2.55
Loss from discontinued operations attributable to CVS Caremark	(0.02)	—	—

Net income attributable to CVS Caremark	$2.57	$2.49	$2.55

Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

In millions, except per share amounts	First Quarter(1)	Second Quarter(1)	Third Quarter	Fourth Quarter	Year
2011:
Net revenues	$25,695	$26,414	$26,674	$28,317	$107,100
Gross profit	4,742	5,086	5,178	5,555	20,561
Operating profit	1,305	1,484	1,584	1,957	6,330
Income from continuing operations	709	813	867	1,099	3,488
Income (loss) from discontinued operations, net of tax	3	2	—	(36)	(31)
Net income	712	815	867	1,063	3,457
Net loss attributable to noncontrolling interest	1	1	1	1	4
Net income attributable to CVS Caremark	$713	$816	$868	$1,064	$3,461
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.84	$2.61
Loss from discontinued operations attributable to CVS Caremark	$—	$—	$—	$(0.03)	$(0.02)
Net income attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.82	$2.59
Diluted Earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.84	$2.59
Loss from discontinued operations attributable to CVS Caremark	$—	$—	$—	$(0.03)	$(0.02)
Net income attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.81	$2.57
Dividends per common share	$0.125	$0.125	$0.125	$0.125	$0.500
Stock price: (New York Stock Exchange)
High	$35.95	$39.50	$38.82	$41.35	$41.35
Low	$32.08	$34.21	$31.30	$32.28	$31.30

(1)   The results of operations previously filed have been revised to reflect the results of TheraCom as discontinued operations. See Note 3.

In millions, except per share amounts	First Quarter(1)	Second Quarter(1)	Third Quarter(1)	Fourth Quarter(1)	Year(1)
2010:
Net revenues	$23,593	$23,885	$23,711	$24,589	$95,778
Gross profit	4,738	5,012	5,015	5,454	20,219
Operating profit	1,404	1,494	1,478	1,761	6,137
Income from continuing operations	768	819	815	1,020	3,422
Income (loss) from discontinued operations, net of tax	2	2	(7)	5	2
Net income	770	821	808	1,025	3,424
Net loss attributable to noncontrolling interest	1	—	1	1	3
Net income attributable to CVS Caremark	$771	$821	$809	$1,026	$3,427
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.56	$0.60	$0.60	$0.75	$2.51
Income (loss) from discontinued operations attributable to CVS Caremark	$—	$—	$(0.01)	$—	$—
Net income attributable to CVS Caremark	$0.56	$0.61	$0.59	$0.75	$2.51
Diluted Earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.55	$0.60	$0.60	$0.74	$2.49
Income (loss) from discontinued operations attributable to CVS Caremark	$—	$—	$(0.01)	$—	$—
Net income attributable to CVS Caremark	$0.55	$0.60	$0.59	$0.75	$2.49
Dividends per common share	$0.0875	$0.0875	$0.0875	$0.0875	$0.3500
Stock price: (New York Stock Exchange)
High	$37.32	$37.82	$32.09	$35.46	$37.82
Low	$30.36	$29.22	$26.84	$29.45	$26.84

(1)         The results of operations previously filed have been revised to reflect the results of TheraCom as discontinued operations. See Note 3.

Five-Year Financial Summary

In millions, except per share amounts	2011(1)	2010(1)	2009(1)	2008(1)	2007(1)(2)
Statement of operations data:
Net revenues	$107,100	$95,778	$98,215	$87,005	$76,078
Gross profit	20,561	20,219	20,358	18,272	16,098
Operating expenses	14,231	14,082	13,933	12,237	11,309

Operating profit	6,330	6,137	6,425	6,035	4,789
Interest expense, net	584	536	525	509	435
Income tax provision(3)	2,258	2,179	2,200	2,189	1,720

Income from continuing operations	3,488	3,422	3,700	3,337	2,634
Income (loss) from discontinued operations, net of tax benefit(4)	(31)	2	(4)	(125)	3

Net income	3,457	3,424	3,696	3,212	2,637
Net loss attributable to noncontrolling interest(5)	4	3	—	—	—
Preference dividends, net of income tax benefit	—	—	—	(14)	(14)

Net income attributable to CVS Caremark	$3,461	$3,427	$3,696	$3,198	$2,623

Per common share data:
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$2.61	$2.51	$2.58	$2.32	$1.97
Loss from discontinued operations attributable to CVS Caremark	(0.02)	—	—	(0.09)	—

Net income attributable to CVS Caremark	$2.59	$2.51	$2.58	$2.23	$1.97

Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark	$2.59	$2.49	$2.55	$2.27	$1.92
Loss from discontinued operations attributable to CVS Caremark	(0.02)	—	—	(0.09)	—

Net income attributable to CVS Caremark	$2.57	$2.49	$2.55	$2.18	$1.92

Cash dividends per common share	$0.50000	$0.35000	$0.30500	$0.25800	$0.22875
Balance sheet and other data:
Total assets	$64,543	$62,169	$61,641	$60,960	$54,722
Long-term debt	$9,208	$8,652	$8,756	$8,057	$8,350
Total shareholders’ equity	$38,051	$37,700	$35,768	$34,574	$31,322
Number of stores (at end of year)	7,388	7,248	7,095	6,997	6,301

(1)         On December 23, 2008, our Board of Directors approved a change in our fiscal year-end from the Saturday nearest December 31 of each year to December 31 of each year to better reflect our position in the health care, rather than the retail, industry. The fiscal year change was effective beginning with the fourth quarter of fiscal 2008. As you review our operating performance, please consider that 2011, 2010 and 2009 include 365 days; fiscal 2008 includes 368 days, and fiscal 2007 includes 364 days.

(2)         Effective March 22, 2007, Caremark Rx, Inc. was merged into a newly formed subsidiary of CVS Corporation, with Caremark Rx, L.L.C., continuing as the surviving entity (the “Caremark Merger”). Following the Caremark Merger, the name of the Company was changed to “CVS Caremark Corporation.” By virtue of the Caremark Merger, each issued and outstanding share of Caremark common stock, par value $0.001 per share, was converted into the right to receive 1.67 shares of CVS Caremark’s common stock, par value $0.01 per share. Cash was paid in lieu of fractional shares.

(3)         Income tax provision includes the effect of the following: (i) in 2010, the recognition of $47 million of previously unrecognized tax benefits, including interest, relating to the expiration of various statutes of limitation and settlements with tax authorities and (ii) in 2009, the recognition of $167 million of previously unrecognized tax benefits, including interest, relating to the expiration of various statutes of limitation and settlements with tax authorities.

(4)         As discussed in Note 3 to the consolidated financial statements, the results of the Theracom business are presented as discontinued operations and have been excluded from continuing operations for all periods presented.

In connection with certain business dispositions completed between 1991 and 1997, the Company retained guarantees on store lease obligations for a number of former subsidiaries, including Linens ‘n Things which filed for bankruptcy in 2008. The Company’s income (loss) from discontinued operations includes lease-related costs which the Company believes it will likely be required to satisfy pursuant to its Linens ‘n Things lease guarantees.

Below is a summary of the results of discontinued operations:

	Fiscal Year
In millions	2011	2010	2009	2008	2007
Income from operations of TheraCom	$18	$28	$13	$11	$5
Gain on disposal of TheraCom	53	—	—	—	—
Loss on disposal of Linens ‘n Things	(7)	(24)	(19)	(214)	—
Income tax benefit (provision)	(95)	(2)	2	78	(2)

Income (loss) from discontinued operations, net of tax	$(31)	$2	$(4)	$(125)	$3

(5)         Represents the minority shareholders’ portion of the net loss from our majority owned subsidiary, Generation Health, Inc., acquired in the fourth quarter of 2009.

Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2011 segment	Dec. 31, 2011 Pharmacy Services Segment D pharmacy condition state	Dec. 31, 2011 Pharmacy Services Segment Net revenues CMS	Dec. 31, 2010 Pharmacy Services Segment Net revenues CMS	Dec. 31, 2009 Pharmacy Services Segment Net revenues CMS	Dec. 31, 2011 Pharmacy Services Segment Specialty stores pharmacy	Dec. 31, 2011 Pharmacy Services Segment Specialty mail order pharmacy	Dec. 31, 2011 Pharmacy Services Segment Mail service pharmacy	Dec. 31, 2011 Retail Pharmacy Segment state drugstore	Dec. 31, 2011 Retail Pharmacy Segment MinuteClinic within CVS Pharmacy Stores drugstore	Dec. 31, 2011 Retail Pharmacy Segment MinuteClinic drugstore	Dec. 31, 2011 Retail Pharmacy Segment CVS/pharmacy drugstore
Significant Accounting Policies
Number of segments	3
Segment reporting information
Number of pharmacies		65,000				31	12	4
Number of conditions for integrated disease management		28
Number of states pharmacies operated		22							41
Number of drugstores									7,327	648	657	7,271
Revenue recognition
Percentage of consolidated net revenues			3.10%	2.60%	3.50%
Cost of Revenue
Number of days from end of each completed quarter within which rebates are calculated and billed to manufacturers		30

Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents
Cash and cash equivalents, maximum maturity period (in months)	3
Short-term investments
Minimum initial maturities of short-term investments (in months)	3
Fair Value of Financial Instruments
Carrying amount of long-term debt	$ 9,300,000,000
Estimated fair value of long-term debt	10,800,000,000
Fair value of outstanding letters of credit	6,000,000	6,000,000
Activity in the allowance for doubtful trade accounts receivable
Beginning balance	182,000,000	224,000,000	189,000,000
Additions charged to bad debt expense	129,000,000	73,000,000	135,000,000
Write-offs charged to allowance	(122,000,000)	(115,000,000)	(100,000,000)
Ending balance	189,000,000	182,000,000	224,000,000
Components of property and equipment
Property and equipment, gross	15,400,000,000	14,283,000,000
Accumulated depreciation and amortization	(6,933,000,000)	(5,961,000,000)
Property and equipment, net	8,467,000,000	8,322,000,000
Property and equipment under capital leases	211,000,000	191,000,000
Building
Components of property and equipment
Estimated useful life, minimum (in years)	10
Estimated useful life, maximum (in years)	40
Building improvements
Components of property and equipment
Estimated useful life, minimum (in years)	10
Estimated useful life, maximum (in years)	40
Property and equipment, gross	2,404,000,000	2,265,000,000
Leasehold improvements
Components of property and equipment
Estimated useful life, minimum (in years)	10
Estimated useful life, maximum (in years)	40
Property and equipment, gross	3,021,000,000	2,866,000,000
Fixtures
Components of property and equipment
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	10
Equipment
Components of property and equipment
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	10
Internally developed software
Components of property and equipment
Estimated useful life, minimum (in years)	3
Estimated useful life, maximum (in years)	10
Land
Components of property and equipment
Property and equipment, gross	1,295,000,000	1,247,000,000
Fixtures and equipment
Components of property and equipment
Property and equipment, gross	7,582,000,000	7,148,000,000
Software
Components of property and equipment
Property and equipment, gross	$ 1,098,000,000	$ 757,000,000

Significant Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2011 Y
Purchased customer contracts and relationships
Intangible assets
Estimated useful life, minimum (in years)	10
Estimated useful life, maximum (in years)	20
Purchased customer lists
Intangible assets
Estimated useful life, maximum (in years)	10

Significant Accounting Policies (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Generation Health, Inc.	Dec. 31, 2010 Generation Health, Inc.	Dec. 31, 2009 Generation Health, Inc.	Dec. 31, 2011 Generation Health, Inc. Minimum	Dec. 31, 2011 Generation Health, Inc. Maximum
Redeemable Noncontrolling Interest
Ownership interest in Generation Health, Inc. (as a percent)										60.00%
Purchase price for redeemable noncontrolling interest on exercise of put rights by noncontrolling owners													$ 27	$ 159
Redeemable noncontrolling interest at fair value on acquisition date	30				34			30	34	30	34	37
Reconciliation of the changes in the redeemable noncontrolling interest:
Beginning balance				34				34		34	37
Acquisition of Generation Health												37
Net loss attributable to noncontrolling interest	1	1	1	1	1	1	1	4	3	(4)	(3)
Ending balance	$ 30				$ 34			$ 30	$ 34	$ 30	$ 34	$ 37

Significant Accounting Policies (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Facility, opening and closing costs
Long-term portion of lease obligations associated with facility closings	$ 327	$ 368
Advertising costs
Advertising costs, net of vendor funding	211	234	317
Interest expense, net
Interest expense, net of capitalized interest	588	539	530
Interest income	4	3	5
Capitalized interest	37	47	39
Shares held in trust
Common stock, shares held in trust	2	2
Accumulated other comprehensive loss
Amount included in accumulated other comprehensive loss related to pension and postretirement plans, pre-tax	250	217
Amount included in accumulated other comprehensive loss related to pension and postretirement plans, after-tax	152	132
Net impact on cash flow hedges, pre-tax	32	18
Net impact on cash flow hedges, after-tax	$ 20	$ 11
Earnings per common share
Common stock outstanding but not included in the calculation of diluted earnings per share (in shares)	30.5	34.3	37.7
Minimum
Stock-Based Compensation
Requisite service period of the stock award (in years)	3 years
Maximum
Stock-Based Compensation
Requisite service period of the stock award (in years)	5 years

Business Combination (Details) (UAM Medicare Part D Business, USD $) In Billions, unless otherwise specified	Apr. 29, 2011
UAM Medicare Part D Business
Business combinations
Purchase price consideration of acquired entity	$ 1.3
Fair value of assets acquired	2.4
Fair value of liabilities assumed	1.1
Fair value of acquired intangible assets	0.4
Fair value of goodwill	$ 1

Discontinued Operations (Details) (USD $)	3 Months Ended							12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2011 TheraCom	Dec. 31, 2011 TheraCom	Dec. 31, 2010 TheraCom	Dec. 31, 2009 TheraCom	Dec. 31, 2011 TheraCom Pharmacy Services Segment	Dec. 31, 2011 Linens n Things	Dec. 31, 2010 Linens n Things	Dec. 31, 2009 Linens n Things
Discontinued operation disclosures
Proceeds from sale of business											$ 250,000,000
Current assets of discontinued operations													100,000,000
Current liabilities of discontinued operations													100,000,000
Goodwill expected to be eliminated								200,000,000							200,000,000
Net revenues												650,000,000	635,000,000	514,000,000
Income from operations												18,000,000	28,000,000	13,000,000
Gain Loss on disposal												53,000,000				(7,000,000)	(24,000,000)	(19,000,000)
Income tax benefit (provision)								(95,000,000)	(2,000,000)	2,000,000
Income (loss) from discontinued operations, net of tax	$ (36,000,000)	$ 2,000,000	$ 3,000,000	$ 5,000,000	$ (7,000,000)	$ 2,000,000	$ 2,000,000	$ (31,000,000)	$ 2,000,000	$ (4,000,000)

Goodwill and Other Intangibles (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y unit	Dec. 31, 2010	Dec. 31, 2009
Intangible assets
Number of reporting units	2
Finite-lived intangible asset, gross carrying amount	$ 26,500,000,000	$ 25,700,000,000
Increase in goodwill	800,000,000
Goodwill related to the acquisition of UAM Medicare Part D Business	1,000,000,000
Goodwill associated with TheraCom business held for sale	200,000,000
Finite-lived intangible assets weighted average useful life (in years)	13.3
Amortization expense related to finite-lived intangible assets	452,000,000	427,000,000	430,000,000
Anticipated annual amortization expenses
Anticipated annual amortization expenses, 2012	456,000,000
Anticipated annual amortization expenses, 2013	433,000,000
Anticipated annual amortization expenses, 2014	400,000,000
Anticipated annual amortization expenses, 2015	372,000,000
Anticipated annual amortization expenses, 2016	344,000,000
Intangible assets, gross carrying amount	12,594,000,000	12,063,000,000
Finite-lived intangible asset, accumulated amortization	(2,725,000,000)	(2,279,000,000)
Intangible assets, net carrying amount	9,869,000,000	9,784,000,000
Customer contracts and relationships and covenants not to compete
Intangible assets
Finite-lived intangible assets weighted average useful life (in years)	12.8
Anticipated annual amortization expenses
Intangible assets, gross carrying amount	5,427,000,000	4,903,000,000
Finite-lived intangible asset, accumulated amortization	(2,386,000,000)	(1,982,000,000)
Intangible assets, net carrying amount	3,041,000,000	2,921,000,000
Favorable leases and other
Intangible assets
Finite-lived intangible assets weighted average useful life (in years)	16.4
Anticipated annual amortization expenses
Intangible assets, gross carrying amount	769,000,000	762,000,000
Finite-lived intangible asset, accumulated amortization	(339,000,000)	(297,000,000)
Intangible assets, net carrying amount	430,000,000	465,000,000
Trademarks (indefinitely-lived)
Anticipated annual amortization expenses
Indefinite-lived intangible assets	6,400,000,000	6,400,000,000
Intangible assets, gross carrying amount	6,398,000,000	6,398,000,000
Intangible assets, net carrying amount	$ 6,398,000,000	$ 6,398,000,000

Share Repurchase Programs (Details) (August 24, 2011, USD $) In Billions, except Share data in Millions, unless otherwise specified	1 Months Ended
	Dec. 31, 2011	Sep. 16, 2011	Aug. 25, 2011	Aug. 24, 2011
August 24, 2011
Accelerated share repurchases
Amount under ASR agreement entered with Barclays				$ 1
Price paid under ASR agreement with Barclays			$ 1
Shares repurchased under ASR agreement with Barclays			20.3
Additional shares repurchased under ASR agreement with Barclays		5.4
Additional shares receivable under ASR agreement with Barclays	1.6
Shares repurchased under ASR agreement with Barclays & placed into treasury stock	27.3

Share Repurchase Programs (Details 2) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended		12 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended	1 Months Ended	7 Months Ended	12 Months Ended
	Aug. 31, 2011 2011 Repurchase Program	Jun. 30, 2010 2010 Repurchase Program	Dec. 31, 2011 2010 Repurchase Program	Nov. 30, 2009 2009 Repurchase Program	Dec. 31, 2009 2009 Repurchase Program	Dec. 31, 2010 2009 Repurchase Program	May 31, 2008 2008 Repurchase Program	Dec. 31, 2008 2008 Repurchase Program	Dec. 31, 2009 2008 Repurchase Program
Share repurchase program
Maximum authorization under share repurchase program	$ 4,000,000,000	$ 2,000,000,000		$ 2,000,000,000			$ 2,000,000,000
Repurchase of common stock (in shares)			56.4		16.1	42.4		0.6	57
Repurchase of common stock			$ 2,000,000,000		$ 500,000,000	$ 1,500,000,000		$ 23,000,000	$ 2,000,000,000

Borrowing and Credit Agreements (Details) (USD $)	12 Months Ended							1 Months Ended				1 Months Ended								1 Months Ended				1 Months Ended					1 Months Ended		1 Months Ended				1 Months Ended			1 Months Ended							12 Months Ended				1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Commercial paper	Dec. 31, 2010 Commercial paper	Dec. 31, 2011 5.75% senior notes due 2011	Dec. 31, 2010 5.75% senior notes due 2011	Jul. 31, 2009 Floating rate notes due 2011	Dec. 31, 2010 Floating rate notes due 2011	Dec. 31, 2011 4.875% senior notes due 2014	Dec. 31, 2010 4.875% senior notes due 2014	May 31, 2010 3.25% senior notes due 2015	Dec. 31, 2011 3.25% senior notes due 2015	Dec. 31, 2010 3.25% senior notes due 2015	May 13, 2010 3.25% senior notes due 2015	Dec. 31, 2011 6.125% senior notes due 2016	Dec. 31, 2010 6.125% senior notes due 2016	Dec. 31, 2011 5.75% senior notes due 2017	Dec. 31, 2010 5.75% senior notes due 2017	May 31, 2010 4.75% senior notes due 2020	Dec. 31, 2011 4.75% senior notes due 2020	Dec. 31, 2010 4.75% senior notes due 2020	May 13, 2010 4.75% senior notes due 2020	May 31, 2011 4.125% senior notes due 2021	Dec. 31, 2011 4.125% senior notes due 2021	May 12, 2011 4.125% senior notes due 2021	Dec. 31, 2011 6.25% senior notes due 2027	Dec. 31, 2010 6.25% senior notes due 2027	Dec. 31, 2011 Trust Preferred Securities due 2037	Apr. 30, 2011 Trust Preferred Securities due 2037 UAM Medicare Part D Business	Sep. 30, 2009 6.125% senior notes due 2039	Dec. 31, 2011 6.125% senior notes due 2039	Dec. 31, 2010 6.125% senior notes due 2039	Sep. 08, 2009 6.125% senior notes due 2039	May 31, 2011 5.75% senior notes due 2041	Dec. 31, 2011 5.75% senior notes due 2041	May 12, 2011 5.75% senior notes due 2041	Dec. 31, 2011 6.302% Enhanced Capital Advantage Preferred Securities Due 2062	Dec. 08, 2011 6.302% Enhanced Capital Advantage Preferred Securities Due 2062	Dec. 31, 2010 6.302% Enhanced Capital Advantage Preferred Securities Due 2062	Dec. 31, 2011 Mortgage notes payable	Dec. 31, 2010 Mortgage notes payable	Dec. 31, 2011 Capital lease obligations	Dec. 31, 2010 Capital lease obligations	Dec. 31, 2011 Unsecured back-up credit facilities	Dec. 31, 2011 Unsecured back-up credit facility expiring on March 2012 Y	Dec. 31, 2011 Unsecured back-up credit facility expiring on May 2013 Y	Dec. 31, 2011 Unsecured back-up credit facility expiring on May 2015 Y	May 31, 2011 2011 Notes	May 31, 2010 2010 Notes	Mar. 31, 2009 6.6% senior notes due 2019	Dec. 31, 2011 6.6% senior notes due 2019	Dec. 31, 2010 6.6% senior notes due 2019	Mar. 10, 2009 6.6% senior notes due 2019
Debt instrument
Total debt	$ 10,014,000,000	$ 10,057,000,000		$ 750,000,000	$ 300,000,000		$ 800,000,000		$ 300,000,000	$ 550,000,000	$ 550,000,000		$ 550,000,000	$ 550,000,000		$ 700,000,000	$ 700,000,000	$ 1,750,000,000	$ 1,750,000,000		$ 450,000,000	$ 450,000,000			$ 550,000,000		$ 1,000,000,000	$ 1,000,000,000	$ 50,000,000			$ 1,500,000,000	$ 1,500,000,000			$ 950,000,000		$ 42,000,000	$ 42,000,000	$ 1,000,000,000	$ 4,000,000	$ 6,000,000	$ 168,000,000	$ 151,000,000								$ 1,000,000,000	$ 1,000,000,000
Short-term debt (commercial paper)	(750,000,000)	(300,000,000)
Current portion of long-term debt	(56,000,000)	(1,105,000,000)
Long-term debt	9,208,000,000	8,652,000,000
Maximum borrowing capacity under unsecured back-up credit facility																																														1,250,000,000	1,000,000,000	1,250,000,000
Term of unsecured back-up credit facility (in years)																																														5	3	4
Facility fee under unsecured back-up credit facility (as a percent)																																													0.04%
Short-term debt, weighted average interest rate (as a percent)	0.37%	0.40%
Long-term debt assumed in connection with business acquisition																														110,000,000
Repayment of long term debt	2,122,000,000	2,103,000,000	653,000,000																										60,000,000		650,000,000
Repurchase of outstanding Enhanced Capital Advantaged Preferred Securities through tender offer																																						958,000,000
Principal amount of unsecured notes issued								300,000,000				550,000,000								450,000,000				550,000,000							1,500,000,000				950,000,000																1,000,000,000
Debt instrument interest rate stated percentage						5.75%				4.88%			3.25%		3.25%	6.13%		5.75%			4.75%		4.75%		4.13%	4.13%	6.25%					6.13%		6.13%		5.75%	5.75%	6.30%	6.30%													6.60%		6.60%
Proceeds from issuance of long-term debt	1,463,000,000	991,000,000	2,800,000,000																																														1,500,000,000	991,000,000
Aggregate maturities of long-term debt:
2012	56,000,000																												50,000,000
2013	5,000,000
2014	556,000,000
2015	556,000,000
2016	$ 707,000,000

Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net rental expense for operating leases
Minimum rentals	$ 2,087	$ 2,001	$ 1,857
Contingent rentals	49	53	61
Gross lease rental expense	2,136	2,054	1,918
Less: sublease income	(19)	(19)	(19)
Net lease rental expense	2,117	2,035	1,899
Future minimum lease payments under capital leases
2012	20
2013	20
2014	20
2015	20
2016	20
Thereafter	237
Total future lease payments	337
Less: imputed interest	(169)
Present value of capital lease obligations	168
Future minimum lease payments under operating leases
2012	2,230
2013	2,143
2014	1,936
2015	1,880
2016	1,806
Thereafter	17,630
Total future lease payments	27,625
Minimum sublease rentals due in future under non-cancelable subleases	246
Proceeds from sale-leaseback transactions	$ 592	$ 507	$ 1,562
Retail and mail order locations, distribution centers and corporate offices
Operating leased assets
Number of distribution centers leased	10
Retail and mail order locations, distribution centers and corporate offices | Minimum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	15
Retail and mail order locations, distribution centers and corporate offices | Maximum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	25
Equipment and other assets | Minimum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	3
Equipment and other assets | Maximum
Operating leased assets
Non-cancelable operating leases, initial term (in years)	10

Employee Stock Ownership Plan (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 28, 2009	Dec. 31, 2011 Y	Dec. 31, 1989 Y	Jan. 30, 2009
Employee Stock Ownership Plan
Minimum requisite service period under ESOP (in years)		1
ESOP notes issued by ESOP Trust			$ 358
ESOP notes, maturity term (in years)			20
Interest rate on ESOP notes (as a percent)			8.52%
Series One ESOP Convertible Preference Stock (the ESOP Preference Stock) purchased by ESOP Trust (in shares)			7,000,000
ESOP Preference Stock, guaranteed minimum liquidation value (in dollars per share)		$ 53.45
Number of shares of common stock for each share of ESOP Preferred Stock		4.628		4.628
Annual dividend per share of common stock held by an ESOP (in dollars per share)		$ 3.9
Number of ESOP Preference Stock converted into common stock	4,000,000
Shares of common stock issued upon conversion of ESOP Preference Stock	17,000,000

Pension Plans and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans and Other Postretirement Benefits
Employer's contributions under defined contribution plans	$ 187	$ 186	$ 173
Other Postretirement Benefits
Defined benefit plan
Benefit obligation	17	17
Net periodic benefit cost	1	1	1
Actual plan asset allocations
Total Company contributions to multiemployer pension plans	47	46	47
Pension Plans
Defined benefit plan
Number of defined benefit plans	9
Benefit obligation	685	659
Fair value of plan assets	463	426
Actual return on plan assets	37	45
Net periodic benefit cost	49	36	16
Settlements losses included in net periodic costs	25	12
Weighted-average assumptions used to determine net periodic cost
Discount rate (as a percent)	4.75%	5.50%
Expected long-term rate of return on plan assets (as a percent)	7.25%	7.25%	8.50%
Target plan asset allocations
Equity securities target allocation (as a percent)		50.00%	60.00%
Debt securities target allocation (as a percent)		50.00%	40.00%
Actual plan asset allocations
Equity securities (as a percent)	47.00%	57.00%
Debt securities (as a percent)	51.00%	42.00%
Money market securities (as a percent)	2.00%	1.00%
Employer's contributions under defined benefit plans	92	65	50
Estimated future employer contributions in next fiscal year	34
Total Company contributions to multiemployer pension plans	$ 11	$ 12	$ 10
Pension Plans | Level 1
Actual plan asset allocations
Actual plan assets (as a percent)	82.00%	71.00%
Pension Plans | Level 2
Actual plan asset allocations
Actual plan assets (as a percent)	18.00%	29.00%
Tax-qualified funded pension plans
Defined benefit plan
Number of defined benefit plans	3
Unfunded nonqualified supplemental retirement plans
Defined benefit plan
Number of defined benefit plans	6
Number of defined benefit plans not frozen in prior periods	1

Stock Incentive Plans (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Minimum
Compensation
Requisite service period of the stock award (in years)	3 years
Maximum
Compensation
Requisite service period of the stock award (in years)	5 years
ESPP
Compensation
Compensation expense related to share-based compensation	$ 112	$ 127	$ 136
Recognized tax benefit on compensation expense	38	42	45
Fair value of each stock option estimated using the Black-Scholes Option Pricing Model
Dividend yield (as a percent)	0.69%	0.57%	0.50%
Expected volatility (as a percent)	20.42%	32.58%	48.89%
Risk-free interest rate (as a percent)	0.15%	0.21%	0.31%
Expected life (in years)	0.5	0.5	0.5
Weighted-average grant date fair value (in dollars per share)	$ 7.21	$ 7.31	$ 8.51
2007 ESPP
Compensation
Maximum number of shares that can be purchased under ESPP	15
Offering period for stock purchase plan (in months)	6
Employee purchase price, percentage of fair market value of ordinary shares	85.00%
Shares of common stock purchased for ESPP	3
Average price of shares of common stock purchased for ESPP (in dollars per share)	$ 26.9
Shares of common stock available for issue under ESPP	5
Restricted stock awards
Compensation
Compensation expense related to share-based compensation	$ 21	$ 23	$ 29

Stock Incentive Plans (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted Average Grant Date Fair Value
Excess tax benefits from stock-based compensation	$ 21	$ 28	$ 19
Cash received from stock options exercised	431	285	250
Total intrinsic value of options exercised	161	118	104
ESPP
Weighted Average Grant Date Fair Value
Fair value of options vested	452	445	383
Restricted stock awards
Compensation
Total fair value of restricted shares vested	33	44	18
Restricted unit and restricted share award
Compensation
Number of units granted (in shares)	1,121,000
Weighted average fair value of units granted (in dollars per share)	$ 34.84
Summary of the restricted unit and restricted share award activity under the ICPs
Nonvested at beginning of year (in shares)	2,688,000
Granted (in shares)	1,121,000
Vested (in shares)	(969,000)
Forfeited (in shares)	(234,000)
Nonvested at end of year (in shares)	2,606,000
Weighted Average Grant Date Fair Value
Weighted-Average Grant-Date Fair Value, Nonvested at beginning of year (in dollars per share)	$ 34.16
Weighted-Average Grant-Date Fair Value, Granted (in dollars per share)	$ 34.84
Weighted-Average Grant-Date Fair Value, Vested (in dollars per share)	$ 35.55
Weighted-Average Grant-Date Fair Value, Forfeited (in dollars per share)	$ 35
Weighted-Average Grant-Date Fair Value, Nonvested at end of year (in dollars per share)	$ 32.8
Restricted stock units
Compensation
Number of units granted (in shares)	1,121,000	1,095,000	1,284,000
Weighted average fair value of units granted (in dollars per share)	$ 34.84	$ 35.25	$ 27.77
Unrecognized compensation expense related to unvested options	$ 39
Unrecognized compensation expense related to unvested options, period of recognition (in years)	1.94
Summary of the restricted unit and restricted share award activity under the ICPs
Granted (in shares)	1,121,000	1,095,000	1,284,000
Weighted Average Grant Date Fair Value
Weighted-Average Grant-Date Fair Value, Granted (in dollars per share)	$ 34.84	$ 35.25	$ 27.77
Options granted prior to 2004
Weighted Average Grant Date Fair Value
Expiration period for options granted (in years)	P10Y
Exercisable period (in years)	4 years
Options granted during and subsequent to fiscal 2004
Weighted Average Grant Date Fair Value
Expiration period for options granted (in years)	P7Y
Exercisable period (in years)	3 years
Options granted at the Beginning of 2011
Weighted Average Grant Date Fair Value
Expiration period for options granted (in years)	P7Y
Exercisable period (in years)	4 years
2010 ICP
Compensation
Number of common shares authorized	74,000,000
Shares available for future grants under the ICP	58,000,000

Stock Incentive Plans (Details 3) (Stock option, USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Stock option
Fair value of each stock option estimated using the Black-Scholes Option Pricing Model
Dividend yield (as a percent)	1.43%	1.00%	1.07%
Expected volatility (as a percent)	32.62%	33.15%	31.34%
Risk-free interest rate (as a percent)	1.81%	1.85%	1.65%
Expected life (in years)	4.7	4.3	4.3
Weighted-average grant date fair value (in dollars per share)	$ 9.19	$ 9.49	$ 7.2
Unrecognized compensation expense related to unvested options	$ 174,000,000
Unrecognized compensation expense related to unvested options, period of recognition (in years)	1.97
Unvested options to vest over the requisite service period	26,000,000
Summary of option activities
Outstanding at the beginning of the period (in shares)	66,017
Granted (in shares)	13,466
Exercised (in shares)	(14,738)
Forfeited (in shares)	(3,152)
Expired (in shares)	(2,486)
Outstanding at the end of the period (in shares)	59,107	66,017
Options exercisable (in shares)	32,202
Weighted Average Exercise Price
Weighted Average Exercise Price, options outstanding at the beginning of the period (in dollars per share)	$ 31.39
Weighted Average Exercise Price, options granted (in dollars per share)	$ 34.88
Weighted Average Exercise Price, options exercised (in dollars per share)	$ 25.32
Weighted Average Exercise Price, options forfeited (in dollars per share)	$ 33.47
Weighted Average Exercise Price, options expired (in dollars per share)	$ 35.59
Weighted Average Exercise Price, options outstanding at the end of the period (in dollars per share)	$ 33.4	$ 31.39
Weighted Average Exercise Price, options exercisable (in dollars per share)	$ 33.13
Weighted Average Remaining Contractual Term (in years)
Weighted Average Remaining Contractual Term, options outstanding (in years)	4.11	4.16
Weighted Average Remaining Contractual Term, Options, options exercisable (in years)	2.88
Aggregate Intrinsic Value
Aggregate Intrinsic Value, options outstanding	439,671,000	313,163,000
Aggregate Intrinsic Value, options exercisable	$ 249,947,000

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Federal	$ 1,807	$ 1,884	$ 1,761
State	338	344	397
Total current income tax provision	2,145	2,228	2,158
Deferred
Federal	101	(44)	38
State	12	(5)	4
Total deferred income tax provision	113	(49)	42
Total	2,258	2,179	2,200
Reconciliation of the statutory income tax rate to the Company's effective income tax rate
Statutory income tax rate (as a percent)	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit (as a percent)	3.90%	4.10%	4.50%
Other (as a percent)	0.40%	0.60%	0.60%
Subtotal	39.30%	39.70%	40.10%
Recognition of previously unrecognized tax benefits (as a percent)		(0.80%)	(2.80%)
Effective income tax rate (as a percent)	39.30%	38.90%	37.30%
Deferred tax assets:
Lease and rents	325	325
Inventories	77	69
Employee benefits	253	261
Allowance for doubtful accounts	112	96
Retirement benefits	114	99
Net operating losses	6	6
Other	315	307
Total deferred tax assets	1,202	1,163
Deferred tax liabilities:
Depreciation and amortization	(4,552)	(4,307)
Net deferred tax liabilities	(3,350)	(3,144)
Net deferred tax assets (liabilities) presented on the consolidated balance sheets
Deferred tax assets-current	503	511
Deferred tax liabilities-noncurrent	(3,853)	(3,655)
Net deferred tax liabilities	(3,350)	(3,144)
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning balance	35	61	257
Additions based on tax positions related to the current year	3	1	1
Additions based on tax positions related to prior years	13	2	12
Reductions for tax positions of prior years		(10)	(6)
Expiration of statutes of limitation	(7)	(16)	(155)
Settlements	(6)	(3)	(48)
Ending balance	38	35	61
Utilization or reduction of the company's reserve for uncertain tax positions over the next twelve months	10
Interest recognized related to unrecognized tax benefits	2	3	5
Accrued interest and penalties related to unrecognized tax benefits	8	11
Unrecognized tax benefits that would impact effective tax rate	$ 25

Commitments and Contingencies (Details) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2003 competitor pharmacy	Dec. 31, 2011 state platform case store	Dec. 31, 2011 Lauriello Lawsuit	Jan. 03, 2012 Multi-state investigation under FTC
Commitments and Contingencies
Number of store leases guaranteed		75
Number of adjudication platforms under investigation		2
Loss contingencies
Lauriello lawsuit, amount sought in compensatory damages plus other non-specified damages			$ 3,200,000,000
Amount required to be paid in consumer redress, to be distributed to impacted RxAmerica Medicare Part D beneficiaries				$ 5,000,000
Number of pharmacies filing putative action	2
Number of competitors against whom putative actions are filed	2
Number of cases filed by independent pharmacies that were transferred to Illinois federal court		2
Number of states participating in multi-state investigation		28

Segment Reporting (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting
Number of segments									3
Segment reporting information
Net revenues	$ 28,317,000,000	$ 26,674,000,000	$ 26,414,000,000	$ 25,695,000,000	$ 24,589,000,000	$ 23,711,000,000	$ 23,885,000,000	$ 23,593,000,000	$ 107,100,000,000	$ 95,778,000,000	$ 98,215,000,000
Gross profit	5,555,000,000	5,178,000,000	5,086,000,000	4,742,000,000	5,454,000,000	5,015,000,000	5,012,000,000	4,738,000,000	20,561,000,000	20,219,000,000	20,358,000,000
Operating profit	1,957,000,000	1,584,000,000	1,484,000,000	1,305,000,000	1,761,000,000	1,478,000,000	1,494,000,000	1,404,000,000	6,330,000,000	6,137,000,000	6,425,000,000
Depreciation and amortization									1,568,000,000	1,469,000,000	1,389,000,000
Total assets	64,543,000,000				62,169,000,000				64,543,000,000	62,169,000,000	61,641,000,000
Goodwill	26,458,000,000				25,669,000,000				26,458,000,000	25,669,000,000	25,680,000,000
Additions to property and equipment									1,872,000,000	2,005,000,000	2,548,000,000
Intersegment eliminations, intersegment revenues									2,600,000,000	1,800,000,000	700,000,000
Pharmacy Services Segment
Segment reporting information
Net revenues									58,874,000,000	47,145,000,000	50,551,000,000
Gross profit									3,279,000,000	3,315,000,000	3,813,000,000
Operating profit									2,220,000,000	2,361,000,000	2,853,000,000
Depreciation and amortization									433,000,000	390,000,000	377,000,000
Total assets	35,704,000,000				32,254,000,000				35,704,000,000	32,254,000,000	33,082,000,000
Goodwill	19,657,000,000				18,868,000,000				19,657,000,000	18,868,000,000	18,879,000,000
Additions to property and equipment									461,000,000	234,000,000	218,000,000
Net revenues, retail co-payments									7,900,000,000	6,600,000,000	6,900,000,000
Intersegment eliminations, intersegment revenues										1,800,000,000	700,000,000
Intersegment eliminations, intersegment gross profit									186,000,000	135,000,000	48,000,000
Retail Pharmacy Segment
Segment reporting information
Net revenues									59,599,000,000	57,345,000,000	55,355,000,000
Gross profit									17,468,000,000	17,039,000,000	16,593,000,000
Operating profit									4,912,000,000	4,537,000,000	4,159,000,000
Depreciation and amortization									1,060,000,000	1,016,000,000	965,000,000
Total assets	28,323,000,000				28,927,000,000				28,323,000,000	28,927,000,000	28,302,000,000
Goodwill	6,801,000,000				6,801,000,000				6,801,000,000	6,801,000,000	6,801,000,000
Additions to property and equipment									1,353,000,000	1,708,000,000	2,183,000,000
Intersegment eliminations, intersegment revenues										1,800,000,000	700,000,000
Intersegment eliminations, intersegment gross profit									186,000,000	135,000,000	48,000,000
Corporate Segment
Segment reporting information
Operating profit									(616,000,000)	(626,000,000)	(539,000,000)
Depreciation and amortization									75,000,000	63,000,000	47,000,000
Total assets	1,121,000,000				1,439,000,000				1,121,000,000	1,439,000,000	774,000,000
Additions to property and equipment									58,000,000	63,000,000	147,000,000
Intersegment Eliminations
Segment reporting information
Net revenues									(11,373,000,000)	(8,712,000,000)	(7,691,000,000)
Gross profit									(186,000,000)	(135,000,000)	(48,000,000)
Operating profit									(186,000,000)	(135,000,000)	(48,000,000)
Total assets	$ (605,000,000)				$ (451,000,000)				$ (605,000,000)	$ (451,000,000)	$ (517,000,000)
Number of type of transactions related to intersegment eliminations									2

Earnings Per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator for earnings per common share calculation::
Income from continuing operations (in dollars)	$ 1,099	$ 867	$ 813	$ 709	$ 1,020	$ 815	$ 819	$ 768	$ 3,488	$ 3,422	$ 3,700
Net loss attributable to noncontrolling interest	1	1	1	1	1	1		1	4	3
Income from continuing operations attributable to CVS Caremark, basic (in dollars)									3,492	3,425	3,700
Income (loss) from discontinued operations, net of tax	(36)		2	3	5	(7)	2	2	(31)	2	(4)
Net income attributable to CVS Caremark	$ 1,064	$ 868	$ 816	$ 713	$ 1,026	$ 809	$ 821	$ 771	$ 3,461	$ 3,427	$ 3,696
Denominator for earnings per common share calculation:
Weighted average common shares, basic									1,338	1,367	1,434
Preference stock (in shares)											1
Stock options (in shares)									8	8	10
Restricted stock units (in shares)									1	2	5
Weighted average common shares, diluted (in shares)									1,347	1,377	1,450
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 0.84	$ 0.65	$ 0.6	$ 0.52	$ 0.75	$ 0.6	$ 0.6	$ 0.56	$ 2.61	$ 2.51	$ 2.58
Loss from discontinued operations attributable to CVS Caremark (in dollars per share)	$ (0.03)					$ (0.01)			$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 0.82	$ 0.65	$ 0.6	$ 0.52	$ 0.75	$ 0.59	$ 0.61	$ 0.56	$ 2.59	$ 2.51	$ 2.58
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 0.84	$ 0.65	$ 0.6	$ 0.52	$ 0.74	$ 0.6	$ 0.6	$ 0.55	$ 2.59	$ 2.49	$ 2.55
Loss from discontinued operations attributable to CVS Caremark (in dollars per share)	$ (0.03)					$ (0.01)			$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 0.81	$ 0.65	$ 0.6	$ 0.52	$ 0.75	$ 0.59	$ 0.6	$ 0.55	$ 2.57	$ 2.49	$ 2.55

Quarterly Financial Information (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly financial information
Net revenues	$ 28,317	$ 26,674	$ 26,414	$ 25,695	$ 24,589	$ 23,711	$ 23,885	$ 23,593	$ 107,100	$ 95,778	$ 98,215
Gross profit	5,555	5,178	5,086	4,742	5,454	5,015	5,012	4,738	20,561	20,219	20,358
Operating profit	1,957	1,584	1,484	1,305	1,761	1,478	1,494	1,404	6,330	6,137	6,425
Income from continuing operations	1,099	867	813	709	1,020	815	819	768	3,488	3,422	3,700
Income (loss) from discontinued operations, net of tax	(36)		2	3	5	(7)	2	2	(31)	2	(4)
Net income	1,063	867	815	712	1,025	808	821	770	3,457	3,424	3,696
Net loss attributable to noncontrolling interest	1	1	1	1	1	1		1	4	3
Net income attributable to CVS Caremark	$ 1,064	$ 868	$ 816	$ 713	$ 1,026	$ 809	$ 821	$ 771	$ 3,461	$ 3,427	$ 3,696
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 0.84	$ 0.65	$ 0.6	$ 0.52	$ 0.75	$ 0.6	$ 0.6	$ 0.56	$ 2.61	$ 2.51	$ 2.58
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)	$ (0.03)					$ (0.01)			$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 0.82	$ 0.65	$ 0.6	$ 0.52	$ 0.75	$ 0.59	$ 0.61	$ 0.56	$ 2.59	$ 2.51	$ 2.58
Diluted earnings per common share:
Income from continuing operations attributable to CVS Caremark (in dollars per share)	$ 0.84	$ 0.65	$ 0.6	$ 0.52	$ 0.74	$ 0.6	$ 0.6	$ 0.55	$ 2.59	$ 2.49	$ 2.55
Income (loss) from discontinued operations attributable to CVS Caremark (in dollars per share)	$ (0.03)					$ (0.01)			$ (0.02)
Net income attributable to CVS Caremark (in dollars per share)	$ 0.81	$ 0.65	$ 0.6	$ 0.52	$ 0.75	$ 0.59	$ 0.6	$ 0.55	$ 2.57	$ 2.49	$ 2.55
Dividends per common share	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.0875	$ 0.0875	$ 0.0875	$ 0.0875	$ 0.5	$ 0.35	$ 0.305
Minimum
Diluted earnings per common share:
NYSE Stock Price (in dollars per share)	$ 32.28	$ 31.3	$ 34.21	$ 32.08	$ 29.45	$ 26.84	$ 29.22	$ 30.36	$ 31.3	$ 26.84
Maximum
Diluted earnings per common share:
NYSE Stock Price (in dollars per share)	$ 41.35	$ 38.82	$ 39.5	$ 35.95	$ 35.46	$ 32.09	$ 37.82	$ 37.32	$ 41.35	$ 37.82